T. ROWE PRICE Intermediate Municipal Bond Fund
July 31, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.7%
ALABAMA  4.7%
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  32,970 33,115
Black Belt Energy Gas Dist., Series A, 5.00%, 12/1/34  14,595 15,086
Black Belt Energy Gas Dist., Series B, 5.00%, 12/1/32  1,295 1,356
Black Belt Energy Gas Dist., Series B, 5.00%, 12/1/34  2,825 2,966
Black Belt Energy Gas Dist., Series C, VRDN, 5.50%, 10/1/54
(Tender 6/1/32)  10,360 11,032
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  10,000 10,426
Black Belt Energy Gas Dist., Series H-2, 5.00%, 12/1/31  7,330 7,621
Black Belt Energy Gas Dist., Gas Project, Series C, 5.25%,
6/1/36  7,725 8,120
Black Belt Energy Gas Dist., Gas Project, Series D, VRDN,
5.00%, 12/1/55 (Tender 8/1/35)  8,970 9,324
Black Belt Energy Gas Dist., Gas Project, Series E, 5.00%,
7/1/27  350 355
Black Belt Energy Gas Dist., Gas Project, Series E, 5.00%,
7/1/28  600 616
Black Belt Energy Gas Dist., Gas Project, Series E, 5.00%,
7/1/29  735 758
Black Belt Energy Gas Dist., Gas Project, Series E, 5.00%,
7/1/33  10,420 10,776
Black Belt Energy Gas Dist., Gas Project, Series F, 5.00%,
12/1/35  13,490 14,006
Black Belt Energy Gas Dist., Gas Project, Series F, 5.00%,
6/1/36  20,200 20,618
Black Belt Energy Gas Dist., Gas Project, Series I, 5.00%,
10/1/33  15,775 16,508
Black Belt Energy Gas Dist., Gas Project, Series J, 5.00%,
11/1/36  7,850 8,100
Energy Southeast A Cooperative Dist., Series A-1, VRDN,
5.50%, 11/1/53 (Tender 1/1/31)  10,765 11,369
Energy Southeast A Cooperative Dist., Series B, 5.00%, 11/1/33  7,040 7,367
Energy Southeast A Cooperative Dist., Series B, VRDN, 5.25%,
7/1/54 (Tender 6/1/32)  19,000 20,145
Southeast Energy Auth. Cooperative Dist., Series B, VRDN,
4.00%, 12/1/51 (Tender 12/1/31)  30,000 29,819
Southeast Energy Auth. Cooperative Dist., Series B-1, VRDN,
5.00%, 5/1/53 (Tender 8/1/28)  6,010 6,175
245,658

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
ALASKA  0.0%
Alaska Housing Finance, Veterans Mortgage Program, 3.70%,
6/1/34  1,195 1,184
Alaska Housing Finance, Veterans Mortgage Program, 3.75%,
12/1/34  1,195 1,184
2,368
ARIZONA  2.3%
Arizona Board of Regents, Sustainable Bonds, Series A,
5.00%, 7/1/40  1,700 1,829
Arizona Board of Regents, Sustainable Bonds, Series A,
5.00%, 7/1/41  4,240 4,540
Arizona IDA, CHF-Arizona, Univ. of Arizona Project, Series A,
5.00%, 7/1/40 (1) 1,450 1,546
Arizona IDA, CHF-Arizona, Univ. of Arizona Project, Series A,
5.00%, 7/1/41 (1) 1,630 1,731
Arizona IDA, CHF-Arizona, Univ. of Arizona Project, Series A,
5.00%, 7/1/42 (1) 1,000 1,059
Arizona IDA, CHF-Arizona, Univ. of Arizona Project, Series A,
5.00%, 7/1/43 (1) 1,300 1,369
Arizona IDA, CHF-Arizona, Univ. of Arizona Project, Series A,
5.00%, 7/1/44 (1) 1,360 1,427
Arizona IDA, Doral Academy of Nevada-Fire Mesa and Red
Rock Campus, Series A, 5.00%, 7/15/39  750 731
Chandler IDA, Intel Corp. Project, VRDN, 4.00%, 6/1/49
(Tender 6/1/29) (2) 9,110 9,180
Chandler IDA, Intel Corp. Project, VRDN, 4.10%, 12/1/37
(Tender 6/15/28) (2) 3,120 3,155
Chandler IDA, Intel Corp. Project, Series 2, VRDN, 5.00%,
9/1/52 (Tender 9/1/27) (2) 24,850 25,088
Maricopa County IDA, Banner Health, 5.00%, 1/1/32  9,000 9,079
Maricopa County IDA, Banner Health, 5.00%, 1/1/38  3,690 3,722
Maricopa County IDA, Banner Health, Series A, 5.00%, 1/1/32  3,000 3,240
Maricopa County IDA, Honor Health, Series A, 5.00%, 9/1/36  1,365 1,398
Maricopa County IDA, Honor Health, Series D, 5.00%, 12/1/29  2,725 2,879
Phoenix Civic Improvement, 5.00%, 7/1/33 (2) 630 647
Phoenix Civic Improvement, 5.00%, 7/1/35 (2) 4,700 4,814
Phoenix Civic Improvement, 5.00%, 7/1/36 (2) 3,715 3,798
Phoenix Civic Improvement, Series C, 5.00%, 7/1/38  8,195 9,062
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.00%, 7/1/39  1,170 1,263
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.00%, 7/1/40  1,000 1,075
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.00%, 7/1/41  3,000 3,223

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.25%, 7/1/47  2,155 2,289
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/27  300 303
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/28  450 460
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/29  350 357
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/30  350 356
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/31  1,400 1,422
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/32  750 761
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/33  660 668
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/37  1,750 1,760
Salt River Project Agricultural Improvement & Power Dist.,
Series A, 5.00%, 1/1/38  1,015 1,022
Salt River Project Agricultural Improvement & Power Dist.,
Series A, 5.00%, 1/1/47  5,525 5,729
Salt River Project Agricultural Improvement & Power Dist.,
Series B, 5.00%, 5/1/39  5,000 5,452
Salt Verde Financial, 5.00%, 12/1/37  1,000 1,022
117,456
CALIFORNIA  4.1%
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 7/1/53 (Tender 8/1/29)  11,125 11,531
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 12/1/53 (Tender 8/1/29)  6,195 6,412
California Community Choice Fin. Auth., Green Bond, VRDN,
5.50%, 10/1/54 (Tender 11/1/30)  11,775 12,694
California Community Choice Fin. Auth., Green Bond,
Series B-1, VRDN, 4.00%, 2/1/52 (Tender 8/1/31)  9,000 8,993
California Community Choice Fin. Auth., Green Bond, Series E,
5.00%, 7/1/35  3,220 3,479
California Community Choice Fin. Auth., Green Bond, Series E,
VRDN, 5.00%, 2/1/55 (Tender 9/1/32)  1,500 1,570
California Community Choice Fin. Auth., Green Bond, Series G,
5.00%, 10/1/34  10,550 11,153
California HFFA, Sutter Health, Series B, 5.00%, 11/15/46  2,000 2,002
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  3,347 3,403
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33  6,511 6,560

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Series 2025-2, Class A1, VR,
4.217%, 11/20/40  6,956 6,769
California Municipal Fin. Auth., Series A-1, Class A-1, 4.05%,
7/20/41  3,239 3,058
California Municipal Fin. Auth., Linxs APM Project, 5.00%,
12/31/33 (2) 1,000 1,023
California Municipal Fin. Auth., Linxs APM Project, 5.00%,
12/31/34 (2) 1,200 1,226
California Municipal Fin. Auth., Waste Management, Series B,
VRDN, 3.375%, 9/1/50 (Tender 9/1/28) (2) 1,000 996
California PFA, Enso Village Project, 5.00%, 11/15/36 (3) 750 752
California Pollution Control Fin. Auth., VRDN, PCR, 2.875%,
7/1/43 (Tender 8/17/26) (2)(3) 6,455 6,454
California Statewide CDA, Series C-2, 4.00%, 9/2/35  175 169
California Statewide CDA, Series C-2, 4.00%, 9/2/36  185 177
California Statewide CDA, Series C-2, 4.00%, 9/2/37  160 151
California Statewide CDA, Series C-2, 4.00%, 9/2/38  310 289
California Statewide CDA, Series C-2, 4.25%, 9/2/39  390 367
California Statewide CDA, Series C-2, 4.25%, 9/2/41  230 213
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/29  2,155 2,157
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27 (3) 1,005 1,006
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/28 (3) 4,235 4,238
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/29 (3) 3,000 3,002
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/30 (3) 6,875 6,879
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/31 (3) 5,275 5,278
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36 (3) 11,050 11,054
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-2, 5.00%, 9/2/33  50 53
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-2, 5.00%, 9/2/34  75 79
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-2, 5.00%, 9/2/35  240 253
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-2, 5.00%, 9/2/36  95 100
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-2, 5.00%, 9/2/37  140 146
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-2, 5.00%, 9/2/38  150 155

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-2, 5.00%, 9/2/39  165 168
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-2, 5.00%, 9/2/40  375 382
California Statewide CDA, Statewide Community Infrastructure
Program, Series A-2, 5.00%, 9/2/41  400 406
Central Valley Energy Auth., VRDN, 5.00%, 12/1/55 (Tender
8/1/35)  11,550 12,058
Los Angeles Dept. of Airports, 5.00%, 5/15/35 ( Prerefunded
11/15/31) (2)(4) 60 65
Los Angeles Dept. of Airports, 5.00%, 5/15/43 (2) 5,300 5,379
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/37 (2) 2,200 2,261
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/44 (2) 4,000 4,040
Los Angeles Dept. of Airports, Series A, 5.25%, 5/15/38 (2) 3,565 3,646
Los Angeles Dept. of Airports, Unrefunded Balance, 5.00%,
5/15/31 (2) 6,500 6,986
Ontario, Tevelde Facilities, 4.00%, 9/1/36  525 503
Orange County Community Fac. Dist., Improvement Area No.
1, Series A, 5.00%, 8/15/33  175 183
Orange County Community Fac. Dist., Improvement Area No.
1, Series A, 5.00%, 8/15/34  250 262
Orange County Community Fac. Dist., Improvement Area No.
1, Series A, 5.00%, 8/15/35  175 183
Orange County Community Fac. Dist., Improvement Area No.
1, Series A, 5.00%, 8/15/36  175 183
San Diego County Regional Airport Auth., Senior Private
Activity, Series B, 5.25%, 7/1/36 (2) 3,500 3,823
San Diego County Regional Airport Auth., Senior Private
Activity, Series B, 5.25%, 7/1/37 (2) 1,350 1,466
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series 2023A, 5.00%, 5/1/38 (2) 2,015 2,134
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/32 (2) 5,710 6,104
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.25%, 5/1/44 (2) 3,680 3,886
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.25%, 5/1/45 (2) 3,750 3,984
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series D, 5.00%, 5/1/48 (2) 3,500 3,510
San Francisco Public Utilities Commission Water Revenue,
4.00%, 11/1/39  3,000 2,887
San Joaquin Valley Clean Energy Auth., Clean Energy Project,
Series A, VRDN, 5.50%, 1/1/56 (Tender 7/1/35)  3,925 4,232
Southern California Public Power Auth., Clean Energy,
Series A, 5.00%, 11/1/33  7,475 7,827
Univ. of California, Series CF, 5.25%, 11/15/41  6,000 6,677

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Univ. of California, Series CH, 5.50%, 5/15/43  3,325 3,767
210,843
COLORADO  2.5%
Adams & Arapahoe Counties Joint School Dist. 28J Aurora,
GO, 5.50%, 12/1/42  3,000 3,367
Colorado, COP, 6.00%, 12/15/38  3,500 3,969
Colorado, Series A, COP, 4.00%, 12/15/40  2,000 1,935
Colorado Bridge & Tunnel Enterprise, Series B, 5.00%, 12/1/41  6,100 6,589
Colorado Bridge & Tunnel Enterprise, Series B, 5.00%, 12/1/42  4,295 4,622
Colorado Bridge & Tunnel Enterprise, Series B, 5.00%, 12/1/45  2,500 2,653
Colorado Ed. & Cultural Fac. Auth., Monument Academy
Project, Series A, 4.375%, 6/1/36 (3) 2,925 2,824
Colorado HFA, Adventhealth Obligated, Series A, 5.00%,
11/15/29 (5) 5,000 5,253
Colorado HFA, Adventhealth Obligated, Series A, VRDN,
5.00%, 11/15/59 (Tender 11/15/29)  2,375 2,520
Denver City & County, Series A, GO, 5.50%, 8/1/41  7,300 8,333
Denver City & County Airport, Series A, 4.00%, 12/1/33 (2) 4,500 4,501
Denver City & County Airport, Series A, 4.00%, 12/1/43 (2) 4,705 4,313
Denver City & County Airport, Series A, 5.00%, 12/1/29 (2) 3,245 3,372
Denver City & County Airport, Series A, 5.00%, 12/1/30 (2) 2,500 2,660
Denver City & County Airport, Series A, 5.00%, 12/1/33 (2) 3,000 3,093
Denver City & County Airport, Series A, 5.00%, 12/1/34 (2) 2,750 2,828
Denver City & County Airport, Series A, 5.00%, 12/1/35 (2) 20,000 20,509
Denver City & County Airport, Series A, 5.00%, 11/15/36 (2) 3,825 4,061
Denver City & County Airport, Series A, 5.00%, 12/1/37 (2) 5,505 5,620
Denver City & County Airport, Series A, 5.00%, 12/1/38 (2) 5,000 5,093
Denver City & County Airport, Series A, 5.00%, 12/1/43 (2) 1,395 1,411
Denver City & County Airport, Series B, 5.00%, 11/15/30 (2) 2,000 2,127
Denver City & County Airport, Series B, 5.00%, 11/15/38  1,075 1,147
Denver City & County Airport, Series B, 5.00%, 11/15/39  1,000 1,060
Denver City & County Airport, Series B, 5.50%, 11/15/39 (2) 3,700 4,027
Denver City & County Airport, Series B, 5.50%, 11/15/41 (2) 3,225 3,486
E-470 Public Highway Auth., Capital Appreciation, Series B,
Zero Coupon, 9/1/29 (6) 8,110 7,405
Regional Transportation Dist. Sales Tax Revenue, Green Bond
Fastracks Project, 4.00%, 11/1/40  12,500 12,258
131,036
CONNECTICUT  2.5%
Aquarion Water Auth., Series A, 5.25%, 8/1/43  5,265 5,736
Aquarion Water Auth., Series B, 5.25%, 2/1/33  4,000 4,440
Aquarion Water Auth., Series D, 5.25%, 8/1/40 (1) 1,250 1,370
Aquarion Water Auth., Series D, 5.25%, 8/1/41 (1) 1,000 1,093

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Aquarion Water Auth., Series D, 5.25%, 8/1/42 (1) 1,475 1,608
Aquarion Water Auth., Series E, Zero Coupon, 8/1/44 (1) 900 384
Connecticut, Series E, GO, 5.00%, 9/15/31  12,000 12,485
Connecticut, Series F, GO, 5.00%, 11/15/37  8,700 9,552
Connecticut HEFA, Hartford Healthcare Issue, Series A, 5.00%,
7/1/43 (7) 6,300 6,661
Connecticut HEFA, Yale Univ., Series A-4, VRDN, 2.85%,
7/1/42  2,300 2,300
Connecticut Housing Fin. Auth., Series A, 3.75%, 11/15/40  2,605 2,363
Connecticut Housing Fin. Auth., Series B-1, 4.10%, 11/15/39  1,210 1,147
Connecticut Housing Fin. Auth., Series B-2, VRDN, 2.75%,
11/15/65 (Tender 5/15/29)  3,045 2,993
Connecticut Special Tax Obligation, Series A, 5.00%, 7/1/41  6,000 6,503
Connecticut Special Tax Obligation, Series A, 5.00%, 7/1/42  1,120 1,211
Connecticut Special Tax Obligation, Series A, 5.00%, 7/1/43  2,000 2,153
Connecticut Special Tax Obligation, Series A, 5.00%, 7/1/44  8,975 9,610
Connecticut Special Tax Obligation, Series A, 5.25%, 7/1/40  11,305 12,316
Connecticut Special Tax Obligation, Series A, 5.25%, 7/1/41  5,000 5,425
Connecticut Special Tax Obligation, Series A, 5.25%, 7/1/44  6,150 6,604
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A, 5.00%, 1/1/32  5,000 5,134
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A-2, 5.00%, 7/1/43  12,505 13,375
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A-2, 5.00%, 7/1/44  13,060 13,902
Connecticut, Sustainable Bonds, Series B, GO, 3.00%, 1/15/41  3,870 3,226
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK)  (8)(9)(10) 384 111
131,702
DELAWARE  0.5%
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/33  2,780 2,828
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/34  2,500 2,539
Delaware State HFA, Christiana Care Health System, 5.00%,
10/1/39  2,265 2,442
Delaware State HFA, Christiana Care Health System, 5.00%,
10/1/42  4,700 4,990
Delaware State HFA, Christiana Care Health System, 5.00%,
10/1/43  2,600 2,749
Delaware Transportation Auth., Senior, 3.00%, 7/1/40  9,655 8,346
23,894
DISTRICT OF COLUMBIA  3.2%
District of Columbia, Series A, GO, 5.00%, 1/1/40  2,000 2,127
District of Columbia, Series A, GO, 5.00%, 1/1/41  2,500 2,646

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
District of Columbia Water & Sewer Auth., Subordinate Lien,
Series A, 5.00%, 10/1/38  7,015 7,642
District of Columbia Water & Sewer Auth., Subordinate Lien,
Series A, 5.00%, 10/1/42  2,400 2,569
District of Columbia, Georgetown Univ., 5.00%, 4/1/34  1,800 1,817
District of Columbia, Georgetown Univ., 5.00%, 4/1/35  3,000 3,027
District of Columbia, Income Tax Revenue, Series A, 5.00%,
6/1/40  5,000 5,408
District of Columbia, Income Tax Revenue, Series A, 5.50%,
7/1/47  5,195 5,530
Metropolitan Washington Airports Auth., Series 2016A, 5.00%,
10/1/31 (2) 6,410 6,424
Metropolitan Washington Airports Auth., Series 2021A, 5.00%,
10/1/31 (2) 9,490 10,190
Metropolitan Washington Airports Auth., Series 2021A, 5.00%,
10/1/35 (2) 3,500 3,687
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/36 (2) 1,240 1,204
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/38 (2) 3,470 3,334
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/30 (2) 3,285 3,402
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/31 (2) 4,675 4,834
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/32 (2) 4,650 4,974
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/33 (2) 6,000 6,513
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/34 (2) 8,850 8,866
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/35 (2) 17,795 17,825
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/38 (2) 1,860 1,945
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/40 (2) 1,675 1,744
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/42 (2) 2,500 2,586
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/39 (2) 1,775 1,876
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/40 (2) 2,580 2,720
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/41 (2) 6,780 7,126
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/43 (2) 7,000 7,358

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Dulles Toll Road,
Dulles Metrorail & Capital Improvement Projects, Series A,
5.00%, 10/1/44  5,000 5,080
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series B, 4.00%, 10/1/36  855 857
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/38  3,850 4,121
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/39  7,400 7,864
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/41  2,000 2,105
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/48  10,350 10,625
Washington Metropolitan Area Transit Auth., Sustainable
Bonds, Series A, 4.00%, 7/15/46  5,000 4,650
Washington Metropolitan Area Transit Auth., Sustainable
Bonds, Series A, 4.125%, 7/15/47  5,000 4,741
167,417
FLORIDA  3.8%
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/32  1,000 1,045
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/33  1,915 1,996
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/34  2,705 2,811
Alachua County HFA, Shands Teaching Hosp. & Clinics,
Series B, 5.00%, 12/1/34  12,380 12,390
Brevard County HFA, Health First, Series A, 5.00%, 4/1/41  5,000 5,159
Broward County Airport, 4.00%, 10/1/44 (1)(2) 3,075 2,829
Broward County Airport, 5.00%, 10/1/33 (2) 1,295 1,314
Broward County Airport, 5.00%, 10/1/34 (2) 1,500 1,520
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/26  1,250 1,253
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/27  1,500 1,524
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/28  1,500 1,542
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/29  500 518
Capital Trust Auth., Marie Selby Botanical Gardens Project,
4.50%, 6/15/33 (3) 6,650 6,624
Capital Trust Auth., UF Health Projects, Series A, 5.00%,
12/1/35 (7) 5,000 5,444
Central Florida Expressway Auth., Series A, 4.00%, 7/1/37  1,370 1,324

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Central Florida Expressway Auth., Senior Lien, Series B,
3.00%, 7/1/36 (7) 540 482
Central Florida Expressway Auth., Senior Lien, Series B,
4.00%, 7/1/39 ( Prerefunded 8/20/26) (4) 3,960 3,962
Florida Dev. Fin., Waste Pro USA Project, VRDN, 4.35%, 4/1/37
(Tender 4/2/31) (2) 13,225 13,135
Greater Orlando Aviation Auth., 5.00%, 10/1/35 (2) 1,975 2,137
Greater Orlando Aviation Auth., Series 2019A, 5.00%,
10/1/34 (2) 2,510 2,601
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/33 (2) 1,000 1,015
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/34 (2) 3,000 3,043
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/35 (2) 6,500 6,586
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/36 (2) 1,650 1,700
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/47 (2) 13,545 13,559
JEA Water & Sewer System Revenue, Series A, 5.00%, 10/1/44  3,205 3,414
JEA Water & Sewer System Revenue, Series A, 5.00%, 10/1/45  6,180 6,564
Lee County Housing Fin. Auth., VRDN, 2.65%, 12/1/47 (Tender
9/1/29)  2,355 2,297
Lee County IDA, Health System, Series 2019A-1, 4.00%, 4/1/37  1,300 1,249
Lee County IDA, Health System, Series 2019A-1, 5.00%, 4/1/34  1,240 1,286
Miami-Dade County Aviation, Series A, 5.00%, 10/1/33 (2) 20,000 21,632
Miami-Dade County Expressway Auth., Series 14A, 5.00%,
7/1/30  3,000 3,004
Miami-Dade County Expressway Auth., Series 2013A, 5.00%,
7/1/30  1,250 1,252
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/28  5,565 5,573
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31  2,000 2,002
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/33  3,000 3,003
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/27  3,850 3,856
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/28  2,775 2,779
Miami-Dade County IDA, Mater Academy Projects, 5.00%,
6/15/36  400 417
Miami-Dade County IDA, Mater Academy Projects, 5.00%,
6/15/41  575 586
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/38 (2) 2,000 2,077
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/39 (2) 2,300 2,376
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/40 (2) 3,000 3,088
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/41 (2) 1,070 1,099
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/42 (2) 2,385 2,442

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Orange County HFA, Orlando Health Obligated Group,
Series A, 5.00%, 10/1/38  850 894
Orange County HFA, Orlando Health Obligated Group,
Series A, 5.00%, 10/1/39 ( Prerefunded 10/1/26) (4) 855 858
Orange County HFA, Orlando Health Obligated Group,
Series A, 5.00%, 10/1/42  1,250 1,294
Osceola County Housing Fin. Auth., Crestwood Apartments,
Series B, VRDN, 2.65%, 9/1/43 (Tender 9/1/28)  1,850 1,828
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/31  2,150 2,127
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/36  2,500 2,367
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/41  1,000 885
Polk County IDA, Victory Ridge Academy Project, 4.825%,
6/15/35 (3) 1,505 1,485
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/34  6,385 6,484
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/35  9,000 9,131
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/47  3,000 3,019
Tampa Health System, BayCare Health, Series A, 5.00%,
11/15/32  1,070 1,071
196,952
GEORGIA  5.0%
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%,
7/1/36  5,585 5,827
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%,
7/1/38  5,000 5,188
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%,
7/1/40  7,000 7,229
Atlanta Airport, Passenger Fac. Charge, Series D, 4.00%,
7/1/38 (2) 2,000 1,949
Atlanta Dept. of Aviation, Sustainable Bonds, Series B-1,
5.00%, 7/1/39 (2) 3,500 3,714
Atlanta Dept. of Aviation, Sustainable Bonds, Series B-1,
5.25%, 7/1/45 (2) 5,000 5,257
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29 (9)(10) 2,805 1,262
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (9)(10) 9,705 4,367
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (9)(10) 3,065 1,379
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/31  4,280 4,288
Atlanta Dev. Auth., PRG - CAU Properties Project, Series A,
5.25%, 7/1/40 (3) 1,000 1,012

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Atlanta Water & Wastewater, Sustainable Bond, 5.00%,
11/1/37 (1) 5,925 6,531
Atlanta Water & Wastewater, Sustainable Bond, 5.00%, 11/1/39  2,500 2,762
Atlanta, Sustainable Bond, Series A-1, GO, 5.00%, 12/1/35  2,250 2,484
Atlanta, Sustainable Bond, Series A-1, GO, 5.00%, 12/1/41  4,920 5,213
Augusta Dev. Auth., AU Health System, Inc. Project, 4.00%,
7/1/37  4,065 4,017
Cobb County Dev. Auth., KSU Housing Real Estate
Foundations Project, Series A, 5.00%, 6/15/33  1,690 1,847
Cobb County Dev. Auth., KSU Housing Real Estate
Foundations Project, Series A, 5.00%, 6/15/34  2,030 2,231
Cobb County Dev. Auth., KSU Housing Real Estate
Foundations Project, Series B, 5.00%, 6/15/35  375 405
Cobb County Dev. Auth., KSU Housing Real Estate
Foundations Project, Series B, 5.00%, 6/15/36  550 593
Cobb County Dev. Auth., KSU Housing Real Estate
Foundations Project, Series B, 5.00%, 6/15/37  505 538
Cobb County Dev. Auth., KSU Housing Real Estate
Foundations Project, Series B, 5.00%, 6/15/38  300 316
Cobb County Dev. Auth., KSU Housing Real Estate
Foundations Project, Series C, 5.00%, 6/15/33  1,140 1,200
Cobb County Dev. Auth., KSU Housing Real Estate
Foundations Project, Series C, 5.00%, 6/15/35  1,550 1,634
Cobb County Dev. Auth., KSU Housing Real Estate
Foundations Project, Series C, 5.00%, 6/15/37  935 974
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/31  500 506
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/35  2,250 2,273
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.125%, 4/1/48  2,655 2,718
DeKalb County Housing Auth., Windmont Pointe Project,
4.00%, 7/1/36  3,675 3,604
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/31  400 405
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/32  1,025 1,037
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/33  2,000 2,023
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/34  2,515 2,542
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/29  1,780 1,799
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/30  6,300 6,362

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/35  5,000 5,037
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/37  2,500 2,516
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.00%, 2/15/31  2,365 2,391
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.00%, 2/15/32  3,660 3,699
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.00%, 2/15/33  3,390 3,425
Georgia Housing & Fin. Auth., Series A, 3.65%, 12/1/37  1,025 975
Georgia Housing & Fin. Auth., Series A, 3.95%, 6/1/37  2,395 2,291
Georgia State Road & Tollway Auth., 5.00%, 7/15/40  2,235 2,448
Georgia, Bidding Group 2, Series A, GO, 5.00%, 7/1/40  4,500 4,851
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/32  1,000 1,012
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/34  1,205 1,218
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/35  1,000 1,010
Main Street Natural Gas, Series A, 5.00%, 5/15/33  5,000 5,118
Main Street Natural Gas, Series A, 5.00%, 5/15/34  5,000 5,107
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52
(Tender 9/1/27)  31,870 32,151
Main Street Natural Gas, Series A, VRDN, 5.00%, 5/1/54
(Tender 9/1/31)  5,125 5,398
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/52
(Tender 6/1/29)  2,500 2,575
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  7,700 8,156
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  6,000 6,301
Main Street Natural Gas, Series C, VRDN, 5.00%, 12/1/54
(Tender 12/1/31)  14,915 15,503
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  15,000 15,077
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/30  1,870 1,922
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/31  1,965 2,017
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/32  1,060 1,087
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/33  665 681
Municipal Electric Auth. of Georgia, Plant Vogtle Units 3&4
Project, 5.00%, 1/1/39  1,000 1,018

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Municipal Electric Auth. of Georgia, Plant Vogtle Units 3&4
Project, 5.00%, 7/1/48 (7) 2,365 2,421
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/30  2,675 2,749
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/31  1,560 1,601
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/33  1,845 1,889
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/34  2,005 2,050
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/35  3,415 3,487
Municipal Electric Auth. of Georgia, Project One, Series A,
5.00%, 1/1/35  4,275 4,594
Municipal Electric Auth. of Georgia, Project One, Series A,
5.00%, 1/1/37  3,140 3,343
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.25%,
9/1/43  6,500 7,116
Savannah Hosp. Auth., St. Joseph's/Candler Health System,
Series A, 3.125%, 7/1/44  195 158
Savannah Hosp. Auth., St. Joseph's/Candler Health System,
Series A, 4.00%, 7/1/36  2,335 2,269
260,147
HAWAII  0.3%
Hawaii Airports System, Series A, 5.00%, 7/1/36 (2) 7,620 8,111
Hawaii Airports System, Series B, 5.00%, 7/1/43  2,425 2,589
Hawaii Airports System, Series B, 5.00%, 7/1/44  3,120 3,314
Hawaii Airports System, Series D, 5.00%, 7/1/45  2,000 2,114
16,128
IDAHO  0.3%
Idaho HFA, St. Luke's Health System Project, Series D, VRDN,
2.95%, 3/1/60  6,700 6,700
Idaho HFA, Trinity Health, Series D, 5.50%, 12/1/29  2,185 2,205
Idaho Housing & Fin. Assn., Series A, 5.00%, 8/15/39  1,840 1,979
Idaho Housing & Fin. Assn., Series A, 5.00%, 8/15/41  2,490 2,662
13,546
ILLINOIS  3.4%
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/31 (2) 25,000 26,464
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/37 (2) 5,000 5,115
Chicago O'Hare Int'l. Airport, Series E, 5.50%, 1/1/48 (2) 5,000 5,242
Illinois, GO, 4.00%, 6/1/32  530 530
Illinois, GO, 4.00%, 6/1/35  2,215 2,196
Illinois, Series 2022A, GO, 5.00%, 3/1/27  3,000 3,036
Illinois, Series A, GO, 5.00%, 12/1/27  7,685 7,890

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois, Series A, GO, 5.00%, 3/1/28  3,375 3,481
Illinois, Series A, GO, 5.00%, 3/1/29  2,350 2,462
Illinois, Series A, GO, 5.00%, 5/1/29  5,230 5,398
Illinois, Series A, GO, 5.00%, 12/1/31  1,000 1,020
Illinois, Series B, GO, 5.00%, 5/1/28  2,500 2,586
Illinois, Series B, GO, 5.00%, 10/1/30  7,000 7,264
Illinois, Series C, GO, 5.00%, 11/1/29  20,000 20,447
Illinois, Series C, GO, 5.00%, 5/1/30  5,775 6,133
Illinois, Series D, GO, 5.00%, 7/1/28  6,250 6,483
Illinois, Series D, GO, 5.00%, 11/1/28  3,240 3,318
Illinois, Series D, GO, 5.00%, 7/1/30  10,730 11,415
Illinois, Series E, GO, 5.00%, 9/1/45 (1) 6,230 6,444
Illinois Fin. Auth., 5.00%, 7/1/36  4,325 4,590
Illinois Fin. Auth., Series A, 5.00%, 7/1/39  1,705 1,852
Illinois Fin. Auth., Series A, 5.00%, 7/1/40  2,840 3,071
Illinois Fin. Auth., Ascension Health, Series C, 5.00%, 2/15/29  1,700 1,717
Illinois Fin. Auth., Bradely Univ. Project, 5.00%, 8/1/32  1,090 1,143
Illinois Fin. Auth., Bradely Univ. Project, 5.00%, 8/1/33  840 882
Illinois Fin. Auth., Bradely Univ. Project, 5.00%, 8/1/34  900 942
Illinois Fin. Auth., Bradely Univ. Project, 5.00%, 8/1/35  1,930 2,013
Illinois Fin. Auth., Northwestern Univ., 3.00%, 12/1/27  1,335 1,330
Illinois HDA, Series D, 2.05%, 10/1/36  710 554
Illinois State Toll Highway Auth., Series A, 5.00%, 1/1/40  6,045 6,064
Illinois State Toll Highway Auth., Series A, 5.00%, 1/1/46  9,720 10,211
Illinois State Toll Highway Auth., Series A, 5.00%, 1/1/47  5,585 5,829
Illinois State Toll Highway Auth., Series A, 5.25%, 1/1/45  7,370 7,824
Illinois State Toll Highway Auth., Series B, 5.00%, 1/1/40  2,000 2,002
Illinois State Toll Highway Auth., Series B, 5.00%, 1/1/41  200 200
Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/28  1,150 1,152
178,300
INDIANA  1.3%
Indiana Fin. Auth., Series A, 5.00%, 2/1/40  2,560 2,787
Indiana Fin. Auth., Ascension Senior Credit Group, Series A-1,
5.00%, 11/15/37  18,695 20,203
Indiana Fin. Auth., Ascension Senior Credit Group, Series A-1,
5.00%, 11/15/38  14,245 15,277
Indiana Fin. Auth., Ascension Senior Credit Group, Series A-1,
5.00%, 11/15/42  3,470 3,648
Indiana Fin. Auth., Ascension Senior Credit Group, Series A-1,
5.00%, 11/15/43  3,000 3,141
Indiana Fin. Auth., Duke Energy Project, Series A-5, VRDN,
3.15%, 10/1/40  2,100 2,100
Indiana Fin. Auth., Indiana Univ. Health, Series C, 5.25%,
10/1/44  4,650 4,960

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Indiana Fin. Auth., Indiana Univ. Health, Series D-2, VRDN,
5.00%, 10/1/63 (Tender 10/1/31)  12,060 12,970
65,086
KANSAS  0.3%
Kansas DFA, Series B, VR, 5.00%, 11/15/54 ( Prerefunded
11/15/28) (4) 180 188
Kansas DFA, Adventhealth Obligated, Series B, VRDN, 5.00%,
11/15/54 (Tender 11/15/31)  2,750 2,957
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/28  2,300 2,326
Univ. of Kansas Hosp. Auth., Series A, 5.00%, 3/1/35  2,620 2,896
Univ. of Kansas Hosp. Auth., Series A, 5.00%, 3/1/37  1,910 2,098
Univ. of Kansas Hosp. Auth., Series A, 5.25%, 3/1/45  1,500 1,604
Univ. of Kansas Hosp. Auth., Series A, 5.25%, 3/1/46  1,150 1,222
13,291
KENTUCKY  1.4%
Ashland, Ashland Medical Center, 5.00%, 2/1/29  805 836
Ashland, Ashland Medical Center, 5.00%, 2/1/30  370 388
Ashland, Ashland Medical Center, 5.00%, 2/1/31  920 963
Ashland, Ashland Medical Center, 5.00%, 2/1/32  125 130
Kentucky Bond Dev., Collegiate Housing Foundation-Bowling
Green, Series A, 5.00%, 7/1/40 (7) 825 877
Kentucky Bond Dev., Collegiate Housing Foundation-Bowling
Green, Series A, 5.00%, 7/1/41 (7) 740 780
Kentucky Bond Dev., Collegiate Housing Foundation-Bowling
Green, Series A, 5.00%, 7/1/42 (7) 700 735
Kentucky Bond Dev., Univ. of Kentucky Central Utility Plant
Project, Series A, 5.00%, 4/30/37  1,750 1,905
Kentucky Bond Dev., Univ. of Kentucky Central Utility Plant
Project, Series A, 5.00%, 4/30/39  1,500 1,606
Kentucky Bond Dev., Univ. of Kentucky Central Utility Plant
Project, Series A, 5.00%, 10/31/40  1,330 1,416
Kentucky Bond Dev., Univ. of Kentucky Central Utility Plant
Project, Series A, 5.00%, 10/31/41  1,250 1,325
Kentucky Bond Dev., Univ. of Kentucky Central Utility Plant
Project, Series A, 5.00%, 10/31/42  775 817
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/28  3,105 3,132
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/29  5,250 5,292
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/31  1,000 1,006
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/32  3,250 3,265

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  4,285 4,291
Kentucky Public Energy Auth., Series A, VRDN, 5.00%, 5/1/55  16,655 17,257
Kentucky Public Energy Auth., Series B, VRDN, 5.00%, 1/1/55
(Tender 8/1/32)  14,450 15,047
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  11,350 11,434
72,502
LOUISIANA  0.2%
Louisiana Offshore Terminal Auth., Loop LLC Project, Series A,
4.15%, 9/1/27  1,000 1,008
Louisiana Offshore Terminal Auth., Loop LLC Project, Series A,
VRDN, 4.20%, 9/1/33 (Tender 9/1/28)  4,705 4,741
Louisiana Offshore Terminal Auth., Loop LLC Project, Series C,
VRDN, 4.20%, 9/1/34 (Tender 9/1/28)  6,785 6,837
12,586
MAINE  0.1%
Maine State Housing Auth., Series C, 3.25%, 11/15/30  2,110 2,090
Maine Turnpike Auth., 4.00%, 7/1/39  2,335 2,283
4,373
MARYLAND  2.0%
Baltimore County, Consolidated Public Improvement, GO,
3.00%, 3/1/38  5,190 4,642
Frederick County, Public Facilities Project, GO, 5.00%, 4/1/40  3,420 3,656
Housing Opportunities Commission Of Montgomery County,
Tender Option Bond Trust Receipts, Series 2026-XX1457,
VRTR, 2.19%, 7/1/66 (3) 5,200 5,200
Howard County, Public Improvement, Series A, GO, 5.00%,
8/15/39  2,025 2,218
Maryland CDA, Sustainable Bond, Park Place at Addison Road
Metro, Series C-2, 3.70%, 1/1/29  2,750 2,766
Maryland DOT, Baltimore, Series A, 5.00%, 8/1/35 (2)(7) 2,000 2,160
Maryland DOT, Baltimore, Series A, 5.00%, 8/1/36 (2)(7) 2,625 2,816
Maryland Economic Dev., Morgan State Univ., Series A, 5.00%,
7/1/33 (7) 65 70
Maryland Economic Dev., Morgan State Univ., Series A, 5.00%,
7/1/34 (7) 150 161
Maryland Economic Dev., Morgan State Univ., Series A, 5.00%,
7/1/35 (7) 220 237
Maryland Economic Dev., Morgan State Univ., Series A, 5.00%,
7/1/36 (7) 345 371
Maryland Economic Dev., Morgan State Univ., Series A, 5.00%,
7/1/37 (7) 325 348

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland Economic Dev., Morgan State Univ., Series A, 5.00%,
7/1/38 (7) 350 373
Maryland Economic Dev., Morgan State Univ., Series A, 5.00%,
7/1/39 (7) 350 369
Maryland Economic Dev., Morgan State Univ., Series A, 5.00%,
7/1/40 (7) 345 363
Maryland Economic Dev., Morgan State Univ., Series A, 5.00%,
7/1/41 (7) 325 340
Maryland Economic Dev., Morgan State Univ., Series A,
5.375%, 7/1/38  1,350 1,421
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  1,140 1,153
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/28  1,000 1,031
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/29  2,000 2,015
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/30  2,180 2,196
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/31  1,950 1,963
Maryland HHEFA, Frederick Health System, 3.25%, 7/1/39  900 744
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.00%,
7/1/35  515 550
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.00%,
7/1/36  750 795
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.00%,
7/1/37  680 716
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.00%,
7/1/39  1,320 1,367
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.00%,
7/1/41  1,050 1,074
Maryland State Transportation Auth., Passenger Fac. Charge
Revenue, Baltimore/Washington Int'l. Airport, 5.00%, 6/1/31 (2) 3,570 3,700
Maryland State Transportation Auth., Transportation Fac.
Project, Series A, 5.00%, 7/1/40  1,375 1,484
Maryland State Transportation Auth., Transportation Fac.
Project, Series A, 5.00%, 7/1/41  10,000 10,738
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/27  1,465 1,484
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29  1,075 1,086
Univ. System of Maryland, Series A, 4.00%, 4/1/43  5,365 5,248
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/31  1,000 1,010
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  2,825 2,785
Washington Suburban Sanitary Commission, 2.25%, 6/1/40  9,655 7,266
Washington Suburban Sanitary Commission, 5.00%, 6/1/38  3,000 3,312

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Washington Suburban Sanitary Commission, 5.00%, 6/1/43  12,080 13,068
Washington Suburban Sanitary Commission, 5.00%, 6/1/44  13,065 14,057
106,353
MASSACHUSETTS  2.0%
Massachusetts, Series C, GO, 2.00%, 9/1/38  3,000 2,253
Massachusetts, Series C, GO, 5.00%, 8/1/41  10,500 11,191
Massachusetts, Series C, GO, 5.00%, 6/1/44  5,000 5,339
Massachusetts Bay Transportation Auth., Series A, 5.00%,
7/1/42  7,500 8,035
Massachusetts Bay Transportation Auth., Series A-1, 5.00%,
7/1/40  7,210 7,739
Massachusetts Bay Transportation Auth., Series A-1, 5.00%,
7/1/41  6,000 6,413
Massachusetts Clean Water Trust, Series 27, 5.00%, 2/1/43  4,945 5,374
Massachusetts Clean Water Trust, Series 27, 5.00%, 2/1/44  2,360 2,551
Massachusetts Clean Water Trust, Sustainable Dev. Bonds,
5.00%, 2/1/43  4,000 4,214
Massachusetts Dev. Fin. Agency, Beth Israel Lahey Health,
Series N, 5.00%, 7/1/35 (7) 1,020 1,137
Massachusetts Dev. Fin. Agency, CHF Wentworth Project,
Series A, 5.00%, 7/1/36 (3) 1,725 1,788
Massachusetts Dev. Fin. Agency, CHF Wentworth Project,
Series A, 5.25%, 7/1/41 (3) 1,300 1,334
Massachusetts Dev. Fin. Agency, Harvard Univ. Issue, Series A,
4.00%, 2/15/36  2,300 2,417
Massachusetts Dev. Fin. Agency, Harvard Univ. Issue,
Series A-2, VRDN, 5.00%, 5/15/55 (Tender 11/15/35)  5,215 5,823
Massachusetts Dev. Fin. Agency, Lowell Community Charter
Public School Project, 5.00%, 7/1/36 (3) 590 605
Massachusetts Dev. Fin. Agency, Lowell Community Charter
Public School Project, 5.00%, 7/1/46 (3) 750 726
Massachusetts Housing Fin. Agency, Series 218, 2.10%,
12/1/35  400 334
Massachusetts Housing Fin. Agency, Sustainable Bonds,
Series B-3, 3.55%, 12/1/29  6,325 6,408
Massachusetts Port Auth., Series A, 5.00%, 7/1/40 (2) 1,170 1,195
Massachusetts Port Auth., Series B, 5.00%, 7/1/43
( Prerefunded 8/6/26) (2)(4) 5,000 5,001
Massachusetts Port Auth., Series C, 5.00%, 7/1/36 (2) 3,000 3,096
Massachusetts Transportation Fund Revenue, Rail
Enhancement & Accelerated Bridge Programs, Series A,
5.00%, 6/1/47  1,725 1,735
Massachusetts, Consolidated Loan, Series A, GO, 5.00%,
1/1/42  10,000 10,669

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Massachusetts, Consolidated Loan, Series C, GO, 5.25%,
10/1/47  2,000 2,102
Massachusetts, Consolidated Loan, Series I, GO, 5.00%,
12/1/49  2,585 2,675
Univ. of Massachusetts Building Auth., Series 3, 5.00%, 11/1/37  5,795 5,906
106,060
MICHIGAN  3.4%
Eastern Michigan Univ., Series B, VRDN, 3.05%, 3/1/52  3,200 3,200
Great Lakes Water Auth. Sewage Disposal, Series A, 5.00%,
7/1/37  5,395 5,885
Great Lakes Water Auth. Sewage Disposal, Series A, 5.00%,
7/1/38  1,725 1,874
Great Lakes Water Auth. Sewage Disposal, Series A, 5.25%,
7/1/39  2,205 2,380
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/36  3,125 3,497
Great Lakes Water Auth. Sewage Disposal, Series C, 5.00%,
7/1/41  1,095 1,172
Great Lakes Water Auth. Water Supply, Series 2024A, 5.00%,
7/1/37  3,240 3,536
Great Lakes Water Auth. Water Supply, Series A, 5.00%, 7/1/36  1,000 1,098
Great Lakes Water Auth. Water Supply, Series A, 5.00%, 7/1/37  1,755 1,915
Great Lakes Water Auth. Water Supply, Series A, 5.00%, 7/1/38  2,000 2,172
Great Lakes Water Auth. Water Supply, Series A, 5.00%, 7/1/45  9,065 9,616
Great Lakes Water Auth. Water Supply, Series A, 5.00%, 7/1/46  3,700 3,899
Great Lakes Water Auth. Water Supply, Series A, 5.25%, 7/1/39  2,605 2,811
Great Lakes Water Auth. Water Supply, Series B, 5.00%, 7/1/43  8,000 8,575
Great Lakes Water Auth. Water Supply, Series B, 5.00%, 7/1/44  2,100 2,234
Michigan Fin. Auth., Beaumont Health Credit, 5.00%, 11/1/44  6,800 6,800
Michigan Fin. Auth., Henry Ford Health System, 4.00%,
11/15/36  1,800 1,755
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/28  4,305 4,326
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/30  16,605 16,679
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/31  4,180 4,198
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/32  735 738
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/34  9,505 9,541
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/41  7,000 7,020
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/28  2,505 2,513
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/29  1,000 1,003

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/30  850 853
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/31  2,250 2,257
Michigan Fin. Auth., Trinity Health Credit Group, 5.50%, 12/1/29  5,000 5,048
Michigan Fin. Auth., Trinity Health Credit Group, Series A,
5.00%, 12/1/34  4,565 4,657
Michigan Fin. Auth., Trinity Health Credit Group, Series A,
5.00%, 12/1/35  6,195 6,312
Michigan Fin. Auth., Trinity Health Credit Group, Series A,
5.00%, 12/1/37  5,115 5,200
Michigan State HDA, Series A, 3.50%, 12/1/33  4,000 3,876
Michigan State HDA, Series A, 3.70%, 6/1/34  2,170 2,152
Michigan State HDA, Series A, 3.95%, 12/1/35  1,510 1,495
Michigan State HDA, Series A, 4.30%, 10/1/40  1,955 1,899
Michigan State Hosp. Fin. Auth., Corewell Health, Series B-1,
VRDN, 5.00%, 8/15/55 (Tender 6/1/32)  2,000 2,146
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
Series C, 5.00%, 12/1/31  1,050 1,075
Michigan State Housing Dev. Auth., Series A-1, 3.55%, 10/1/31  5,315 5,174
Michigan Strategic Fund, Bedrock Detroit - Transformational
Brownfield Plan Project, 4.25%, 10/1/36 (3) 1,100 1,091
Michigan Strategic Fund, Bedrock Detroit - Transformational
Brownfield Plan Project, 4.625%, 10/1/41 (3) 1,585 1,579
Wayne County, Series C, 5.00%, 12/1/37 (2)(3)(7) 14,615 14,777
Wayne County Airport Auth., Series B, 5.00%, 12/1/28 (2) 800 817
Wayne County Airport Auth., Series B, 5.00%, 12/1/29 (2) 600 612
Wayne County Airport Auth., Series B, 5.00%, 12/1/30 (2) 3,160 3,218
Wayne County Airport Auth., Series B, 5.00%, 12/1/31 (2) 800 814
Wayne County Airport Auth., Series B, 5.00%, 12/1/32 (2) 1,450 1,474
174,963
MINNESOTA  0.8%
Hennepin County, Series 2023A, GO, 5.00%, 12/1/42  2,245 2,404
Hennepin County, Series A, GO, 5.00%, 12/1/37  5,515 6,039
Hennepin County, Series A, GO, 5.00%, 12/1/38  5,000 5,544
Hennepin County, Series A, GO, 5.00%, 12/1/42  5,580 6,022
Housing & Redev . Auth., St. Paul Minnesota, Healthpartners
Obligated Group, Series A, 4.00%, 7/1/35  3,800 3,719
Minnesota, Series B, GO, 1.50%, 8/1/36  5,735 4,346
Minnesota, Series B, GO, 5.00%, 8/1/40  2,500 2,682
Minnesota Housing Fin. Agency, Series A, 3.00%, 7/1/52  1,730 1,691
Minnesota, Bidding Group 2, Series A, GO, 5.00%, 8/1/41  5,485 5,906
Rochester, Mayo Clinic, Series A, 5.00%, 11/15/38  4,930 5,437
43,790

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
MISSISSIPPI  0.1%
Warren County, Int'l. Paper Company Project, 4.00%, 9/1/32  1,325 1,345
Warren County, Int'l. Paper Company Project, Series A, 3.70%,
4/1/34  2,000 1,970
3,315
MISSOURI  0.3%
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/38 (2) 6,000 5,741
Kansas City IDA, Kansas City Int'l. Airport, Series A, 5.00%,
3/1/36 (2) 4,950 5,070
Kansas City IDA, Kansas City Int'l. Airport, Series B, 5.00%,
3/1/33 (2) 2,550 2,632
Missouri HEFA, SSM Health Care, Series G, VRDN, 3.10%,
6/1/44  3,900 3,900
17,343
MONTANA  0.0%
Montana Fac. Fin. Auth., St. John's United Project, Series B-3,
4.10%, 11/15/31  1,575 1,575
1,575
NEBRASKA  0.2%
Central Plains Energy Project, Series A-1, VRDN, 5.00%,
8/1/55 (Tender 8/1/31)  1,170 1,231
Nebraska Investment Fin. Auth., Series D, 3.55%, 3/1/34  2,040 1,987
Nebraska Investment Fin. Auth., Series D, 3.60%, 9/1/34  1,870 1,838
Nebraska Investment Fin. Auth., Series D, 3.65%, 3/1/35  2,605 2,529
Nebraska Investment Fin. Auth., Series D, 3.75%, 9/1/35  2,200 2,159
9,744
NEW HAMPSHIRE  1.4%
New Hampshire Business Fin. Auth., Series 1, Class A1,
4.125%, 4/20/43 (Tender 3/1/36)  7,114 6,854
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  14,728 14,709
New Hampshire Business Fin. Auth., Series 2024-2, Class A,
3.625%, 8/20/39  13,693 12,877
New Hampshire Business Fin. Auth., Series 2026-1, Class A1,
4.25%, 7/20/41  9,458 8,926
New Hampshire Business Fin. Auth., Series 2026-2, Class A1,
VR, 4.40%, 4/20/43 (Tender 4/1/36)  13,708 13,586
New Hampshire Business Fin. Auth., Series 2026-2, Class A2,
VR, 4.40%, 4/20/43 (Tender 4/1/36)  4,270 4,110
New Hampshire Business Fin. Auth., Series A, 5.25%,
2/1/37 (5) 3,700 4,044
New Hampshire Business Fin. Auth., Series A, 5.25%,
8/1/42 (5) 740 779

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
New Hampshire Business Fin. Auth., Sustainable Bonds,
Series 2025-1, Class A-1, VR, 4.085%, 1/20/41  6,887 6,591
72,476
NEW JERSEY  1.2%
New Jersey Economic Dev. Auth., American Water, VRDN,
3.75%, 11/1/34 (Tender 6/1/28) (2) 1,220 1,228
New Jersey Economic Dev. Auth., American Water, Series A,
VRDN, 2.20%, 10/1/39 (Tender 12/3/29) (2) 2,000 1,881
New Jersey Economic Dev. Auth., Continental Airlines,
Series B, 5.625%, 11/15/30 (2) 1,735 1,737
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/34  2,025 2,059
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.375%, 1/1/35 (2)(3) 6,245 6,573
New Jersey EFA, Princeton Univ., Series A-2, 5.00%, 3/1/38  10,000 10,940
New Jersey EFA, Princeton Univ., Series A-2, 5.00%, 3/1/41  10,890 11,695
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/29  5,000 5,283
New Jersey HCFFA, St. Joseph's Health System, 3.00%, 7/1/32  2,325 2,206
New Jersey Housing & Mortgage Fin. Agency, Series I, 4.60%,
10/1/46  3,500 3,454
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/38  3,750 3,666
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/36  10,000 10,958
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/40  2,000 2,114
63,794
NEW MEXICO  0.1%
New Mexico Mortgage Fin. Auth., Single Family Mortgage
Program, Series A, 4.25%, 9/1/43  700 679
New Mexico Mortgage Fin. Auth., Single Family Mortgage
Program, Series B, 3.85%, 7/1/43  2,270 2,050
New Mexico Mortgage Fin. Auth., Single Family Mortgage
Program, Series C, 3.85%, 9/1/42  2,840 2,612
5,341
NEW YORK  12.5%
Battery Park City Auth., Sustainable Bonds, 5.00%, 11/1/45  1,600 1,730
Battery Park City Auth., Sustainable Bonds, 5.00%, 11/1/46  1,350 1,449
Build New York City Resource, 261 Walton Faciility - Zeta
Charter Schools Project, Series B, 5.00%, 6/1/36 (3) 12,300 12,612
Dormitory Auth. of the State of New York, 5.00%, 12/1/28 (3) 2,000 1,998
Dormitory Auth. of the State of New York, Series A, 4.00%,
3/15/35  5,910 5,981

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 4.00%, 3/15/42  4,200 3,969
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 3/15/43  4,440 4,686
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/35  20,000 20,376
Dormitory Auth. of the State of New York, Personal Income Tax,
Series E, 3.25%, 3/15/36  2,750 2,540
Dormitory Auth. of the State of New York, Personal Income Tax,
Bid Group 2, Series A, 5.00%, 3/15/43  25,000 26,556
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/42  4,360 4,676
Dormitory Auth. of the State of New York, Sales Tax, Series B,
5.00%, 3/15/44  5,575 5,933
Dormitory Auth. of the State of New York, Sales Tax, Series E,
5.00%, 3/15/37  5,340 5,519
Empire State Dev., Personal Income Tax, Series A, 5.00%,
3/15/40  7,415 7,613
Empire State Dev., Personal Income Tax, Series C-2, 5.00%,
3/15/33  10,000 10,212
Empire State Dev., Sales Tax, Series A, 5.00%, 3/15/44  4,000 4,238
Long Island Power Auth., Series C, VRDN, 3.40%, 9/1/51
(Tender 9/1/30) (5) 2,810 2,810
Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/35  10,000 10,037
Nassau County IDA, EC, 5.00%, 1/1/58 (11) 1,224 —
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/27  1,650 1,657
New York City, Series A-4, GO, VRDN, 3.05%, 8/1/44  4,600 4,600
New York City, Series B-1, GO, 5.00%, 12/1/31  2,000 2,014
New York City, Series C, GO, 5.00%, 8/1/38  4,020 4,175
New York City, Series F-1, GO, 3.00%, 3/1/41  10,000 8,038
New York City Housing Dev., Series A-1, 3.80%, 11/15/39  1,580 1,448
New York City Housing Dev., Series A-1, 3.95%, 11/15/44  1,260 1,140
New York City Housing Dev., Series C, 4.20%, 11/1/44  1,600 1,504
New York City Housing Dev., Series I, VRDN, 2.70%, 5/1/56
(Tender 12/1/26)  1,250 1,248
New York City Housing Dev., Sustainable Bonds, Series B,
VRDN, 3.10%, 11/1/45 (Tender 2/1/31)  3,325 3,247
New York City Housing Dev., Sustainable Bonds, Series C-1,
3.85%, 11/1/43  505 461
New York City Housing Dev., Sustainable Dev. Bonds, Series A,
2.70%, 8/1/37  1,650 1,387
New York City Housing Dev., Sustainable Dev. Bonds,
Series A-2, VRDN, 3.25%, 11/1/65 (Tender 2/1/30)  11,935 11,854

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
New York City Housing Dev., Sustainable Dev. Bonds,
Series A-2, VRDN, 3.73%, 5/1/63 (Tender 12/29/28)  6,500 6,502
New York City Housing Dev., Sustainable Dev. Bonds,
Series C-2, VRDN, 3.75%, 5/1/65 (Tender 7/2/29)  2,725 2,742
New York City Housing Dev., Sustainable Dev. Bonds,
Series G-1, 3.60%, 5/1/35  1,015 973
New York City Housing Dev., Sustainable Dev. Bonds,
Series G-1, 3.65%, 11/1/35  1,160 1,111
New York City Housing Dev., Sustainable Dev. Bonds,
Series G-1, 3.95%, 11/1/37  1,000 973
New York City Housing Dev., Sustainable Dev. Bonds,
Series G-2, VRDN, 3.15%, 5/1/66 (Tender 7/1/30)  13,545 13,344
New York City Housing Dev., Sustainable Neighborhood Bonds,
2.80%, 11/1/34  3,860 3,479
New York City Housing Dev., Sustainable Neighborhood Bonds,
3.45%, 11/1/37  255 232
New York City Housing Dev., Sustainable Neighborhood Bonds,
3.55%, 11/1/42  590 517
New York City Housing Dev., Sustainable Neighborhood Bonds,
3.95%, 11/1/43  1,000 922
New York City Housing Dev., Sustainable Neighborhood Bonds,
4.15%, 11/1/46  1,200 1,107
New York City Housing Dev., Sustainable Neighborhood Bonds,
Series 1B, 3.85%, 11/1/43  3,570 3,237
New York City Housing Dev., Sustainable Neighborhood Bonds,
Series A, 4.15%, 11/1/38  5,000 4,910
New York City Housing Dev., Sustainable Neighborhood Bonds,
Series B, 4.20%, 11/1/40  610 572
New York City Housing Dev., Sustainable Neighborhood Bonds,
Series C-1-A, 3.15%, 11/1/36  535 480
New York City Housing Dev., Sustainable Neighborhood Bonds,
Series D, 3.65%, 11/1/41  570 508
New York City Housing Dev., Sustainable Neighborhood Bonds,
Series G, 3.45%, 11/1/37  3,180 2,893
New York City Housing Dev., Sustainablity Bonds, Series C,
2.25%, 11/1/41  8,400 6,076
New York City Municipal Water Fin. Auth., 4.00%, 6/15/37  3,700 3,679
New York City Municipal Water Fin. Auth., 4.00%, 6/15/38  4,350 4,292
New York City Municipal Water Fin. Auth., Series AA, 5.00%,
6/15/37  15,000 15,218
New York City Municipal Water Fin. Auth., Series BB-1, 3.00%,
6/15/44  12,810 10,178
New York City Municipal Water Fin. Auth., Series CC-1, 4.00%,
6/15/37  10,000 9,979
New York City Municipal Water Fin. Auth., Series EE, 4.00%,
6/15/39  5,000 4,908

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth. Future Tax, Series A,
5.25%, 11/1/48  4,875 5,144
New York City Transitional Fin. Auth. Future Tax, Series G-1,
5.00%, 11/1/39  2,175 2,355
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/32  10,000 10,180
New York City Transitional Fin. Auth., Future Tax, 4.00%, 5/1/39  4,505 4,346
New York City Transitional Fin. Auth., Future Tax, 5.00%, 8/1/34  5,160 5,326
New York City Transitional Fin. Auth., Future Tax, Series A-1,
4.00%, 11/1/38  4,000 3,933
New York City Transitional Fin. Auth., Future Tax, Series B-1,
4.00%, 8/1/45  4,000 3,698
New York City Transitional Fin. Auth., Future Tax, Series C-1,
5.00%, 5/1/41  5,755 5,972
New York City Transitional Fin. Auth., Future Tax, Series D,
5.00%, 5/1/42  7,120 7,531
New York City Transitional Fin. Auth., Future Tax, Series D,
5.25%, 5/1/43  7,750 8,328
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.00%, 11/1/37  4,805 5,216
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.00%, 11/1/39  4,000 4,262
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.00%, 11/1/40  5,130 5,443
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.25%, 11/1/48  10,165 10,585
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.50%, 11/1/45  6,365 6,854
New York City Transitional Fin. Auth., Future Tax, Series E,
5.00%, 11/1/42  10,000 10,572
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.00%, 5/1/34  2,000 2,025
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.00%, 11/1/38  2,550 2,759
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.25%, 2/1/47  11,445 11,941
New York City Transitional Fin. Auth., Future Tax, Series H-1,
5.00%, 11/1/44  10,170 10,721
New York City Transitional Fin. Auth., Future Tax, Series H-1,
5.25%, 11/1/45  3,150 3,375
New York City Transitional Fin. Auth., Future Tax, Series I-1,
5.00%, 5/1/44  1,000 1,054
New York City Transitional Fin. Auth., Future Tax Secured
Revenue, Series F-1, 5.00%, 2/1/44  2,315 2,410
New York City Transitional Fin. Auth., Future Tax Secured
Subordinate Bonds, Series E, 5.00%, 5/1/31  1,485 1,614

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Future Tax Secured
Subordinate Bonds, Series E, 5.00%, 5/1/32  2,220 2,430
New York City Transitional Fin. Auth., Future Tax Secured
Subordinate Bonds, Series F-1, 5.50%, 2/1/48  10,000 10,766
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series B, 5.00%, 5/1/40  5,830 6,182
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series B, 5.00%, 5/1/41  3,000 3,172
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series F-1, 5.00%, 2/1/41  5,125 5,417
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series F-1, 5.00%, 2/1/42  9,360 9,855
New York City Transitional Fin. Auth., Subordinate Future Tax,
Series D, 5.00%, 5/1/37  9,500 10,397
New York City Transitional Fin. Auth., Subordinate Future Tax,
Series G-1, 5.00%, 5/1/42  13,000 13,712
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 190, 3.80%, 10/1/40  660 606
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 239, 2.20%, 10/1/36  400 325
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 242, 3.00%, 10/1/40  5,000 4,183
New York Mortgage Agency Homeowner Mortgage Revenue,
Series 244, 2.75%, 10/1/32  1,180 1,092
New York State Housing Fin. Agency, Series B, 2.15%, 11/1/36  230 186
New York State Housing Fin. Agency, Series C, 3.05%, 11/1/36  1,320 1,154
New York State Housing Fin. Agency, Series D-2, VRDN,
3.15%, 5/1/66 (Tender 11/1/30)  12,500 12,377
New York State Housing Fin. Agency, Series G, 3.85%, 11/1/43  2,250 2,076
New York State Housing Fin. Agency, Series G-2, VRDN,
3.25%, 5/1/66 (Tender 5/1/30)  6,000 5,905
New York State Housing Fin. Agency, Series I, 3.875%, 11/1/38  1,000 950
New York State Housing Fin. Agency, 160 West 62nd Street
Housing, Series A-1, VRDN, 3.60%, 11/1/44 (Tender 4/1/32)  9,120 9,056
New York State Housing Fin. Agency, 320 West 38th Street
Housing, Series A, VRDN, 3.57%, 5/1/42 (Tender 11/1/31)  6,850 6,798
New York State Housing Fin. Agency, Affordable Housing,
Series D, 3.20%, 11/1/46  425 335
New York State Housing Fin. Agency, Affordable Housing,
Series G, 3.75%, 11/1/40  500 455
New York State Housing Fin. Agency, Affordable Housing
Sustainable Bonds, Series K, 3.30%, 11/1/37  1,875 1,696
New York State Housing Fin. Agency, Sustainable Bonds,
Series A-2, VRDN, 3.50%, 11/1/64 (Tender 5/1/30)  9,000 9,009
New York State Housing Fin. Agency, Sustainable Bonds,
Series B-2, VRDN, 3.00%, 11/1/55 (Tender 5/1/30)  10,000 9,782

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
New York State Housing Fin. Agency, Sustainable Bonds,
Series D-2, VRDN, 3.375%, 5/1/65 (Tender 11/1/31)  7,300 7,142
New York State Housing Fin. Agency, Tender Option Bond Trust
Receipts, Series 2026-CF7082, VRTR, 2.19%, 5/1/55 (3) 3,100 3,100
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (2) 2,190 2,190
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/27 (2) 3,500 3,526
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/31 (2) 11,230 11,472
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 5.25%, 6/30/38 (2) 3,125 3,285
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 5.25%, 6/30/39 (2)(7) 1,325 1,401
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 6.00%, 6/30/40 (2) 1,250 1,376
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 6.00%, 6/30/41 (2) 2,000 2,191
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 6.00%, 6/30/42 (2) 1,675 1,828
New York Transportation Dev., Laguardia Airport Terminal B
Redevelopment Project, Series A, 4.00%, 7/1/33 (2) 2,840 2,785
New York Transportation Dev., Terminal 4 JFK Int'l. Airport
Project, Series A, 5.00%, 12/1/34 (2) 1,415 1,470
Port Auth. of New York & New Jersey, Series 197, 5.00%,
11/15/36 (2) 2,925 2,938
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/30 (2) 8,155 8,361
Port Auth. of New York & New Jersey, Series 218, 5.00%,
11/1/44 (2) 12,150 12,413
Port Auth. of New York & New Jersey, Series 231ST, 5.00%,
8/1/37 (2) 1,250 1,317
Port Auth. of New York & New Jersey, Series 231ST, 5.00%,
8/1/38 (2) 1,800 1,887
Port Auth. of New York & New Jersey, Series 244, 5.00%,
7/15/41  1,450 1,572
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 218, 5.00%, 11/1/36 (2) 3,030 3,132
Triborough Bridge & Tunnel Auth., Series B, 5.00%, 11/15/37  5,000 5,059
Triborough Bridge & Tunnel Auth., Senior Green Bonds,
Series C, 5.00%, 11/15/41  11,065 11,834
Triborough Bridge & Tunnel Auth., Senior Green Bonds,
Series C, 5.25%, 11/15/40  2,000 2,192
Utility Debt Securitization Auth., Series TE-1, 5.00%, 12/15/40  7,000 7,676
Utility Debt Securitization Auth., Series TE-1, 5.00%, 12/15/41  8,500 9,300
Utility Debt Securitization Auth., Sustainable Bonds, Series TE-
1, 5.00%, 12/15/46  2,300 2,469

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Utility Debt Securitization Auth., Sustainable Bonds, Series TE-
1, 5.00%, 12/15/47  1,870 1,989
652,005
NORTH CAROLINA  1.7%
Charlotte North Carolina Water & Sewer System Revenue,
5.00%, 7/1/39  3,075 3,380
Charlotte North Carolina Water & Sewer System Revenue,
5.00%, 7/1/40  1,865 2,023
Charlotte-Mecklenburg Hosp. Auth., Atrium Healthcare, VRDN,
5.00%, 1/15/49 (Tender 12/1/31)  16,465 17,744
Charlotte-Mecklenburg Hosp. Auth., Carolinas HealthCare
System, 5.00%, 1/15/38  3,000 3,003
Forsyth County, GO, 5.00%, 6/1/38  1,645 1,829
Forsyth County, GO, 5.00%, 6/1/39  1,620 1,787
Forsyth County, Series B, GO, 2.00%, 3/1/40  5,660 4,105
Guilford County, GO, 5.00%, 3/1/38  12,000 13,286
Mecklenburg County, Series B, GO, 5.00%, 2/1/38  5,000 5,554
North Carolina Housing Fin. Agency, 3.25%, 1/1/34  1,000 938
North Carolina Housing Fin. Agency, Series A, 6.25%, 1/1/55  4,695 5,030
North Carolina Housing Fin. Agency, Harmony Housing Dev.
Landura , VRDN, 3.15%, 2/1/30 (Tender 2/1/29)  7,000 6,987
North Carolina Medical Care Commission, CaroMont Health,
Series A, 3.00%, 2/1/33  1,300 1,237
North Carolina Medical Care Commission, CaroMont Health,
Series A, 3.00%, 2/1/34  1,475 1,388
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/38  1,950 2,123
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/39  1,525 1,649
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/40  2,815 3,027
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/41  1,400 1,496
Raleigh Combined Enterprise System Revenue, 5.00%, 12/1/39  750 828
Raleigh Combined Enterprise System Revenue, 5.00%, 12/1/40  675 743
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/33 (2) 1,500 1,576
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/35 (2) 1,000 1,009
Raleigh Housing Auth., Maple Ridge Apartments, VRDN,
3.15%, 1/1/44 (Tender 2/1/29)  3,315 3,309
Union County, GO, 5.00%, 9/1/37  3,145 3,442
87,493
OHIO  0.7%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  10,000 7,561

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Columbus, Series A, GO, 5.00%, 10/1/39  5,000 5,479
Hamilton County, Life Enriching Community, 5.00%, 1/1/31  1,500 1,501
Ohio, Series A, GO, 5.00%, 3/1/43  3,000 3,242
Ohio, Series A, GO, 5.00%, 3/1/44  7,000 7,519
Ohio, Series A, GO, 5.00%, 3/1/45  2,210 2,360
Ohio Hosp. Fac., Cleveland Clinic Health, Series A, 5.00%,
1/1/33  2,735 2,800
Ohio Housing Fin. Agency, Series K, 3.20%, 9/1/36  1,245 1,115
Ohio Housing Fin. Agency, Series K, 3.35%, 9/1/39  500 430
Ohio, Univ. Hosp., Series A, 5.00%, 1/15/29  2,250 2,343
34,350
OKLAHOMA  0.4%
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/41  5,720 6,153
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/42  5,455 5,846
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/43  5,140 5,491
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/44  1,620 1,722
19,212
OREGON  0.8%
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst , 5.00%, 5/15/27  305 307
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst , 5.00%, 5/15/28  320 322
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst , 5.00%, 5/15/29  335 337
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst , 5.00%, 5/15/30  355 357
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst , 5.00%, 5/15/31  370 372
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst , 5.00%, 5/15/32  390 391
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst , 5.00%, 5/15/33  410 411
Multnomah County School Dist. No. 1J Portland, GO, 5.00%,
6/15/48  10,000 10,450
Oregon Housing & Community Services Dept., Single-Family
Mortgage Program, Series A, 3.00%, 7/1/52  3,465 3,413
Oregon, Article XI-M, XI-N and XI-P State Grant Programs,
Series D, GO, 5.00%, 6/1/39  2,030 2,105
Oregon, Article XI-Q State Projects, Series A, GO, 5.00%,
5/1/39  1,060 1,139
Oregon, Article XI-Q State Projects, Series A, GO, 5.00%,
5/1/43  6,175 6,528
Port of Portland Airport, Series 24-B, 5.00%, 7/1/31 (2) 1,685 1,696
Port of Portland Airport, Series 24-B, 5.00%, 7/1/32 (2) 1,135 1,142

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Port of Portland Airport, Series 28, 4.00%, 7/1/36 (2) 2,000 1,980
Port of Portland Airport, Series 30A, 5.25%, 7/1/42 (2) 3,750 3,976
Portland Water System Revenue, Series A, 4.00%, 4/1/37  4,420 4,355
39,281
PENNSYLVANIA  1.9%
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/27 (2)(7) 850 858
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/28 (2)(7) 1,000 1,025
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/30 (2)(7) 2,380 2,512
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/28  600 618
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/30  650 685
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/28 (3) 955 982
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/33 (3) 2,895 2,950
Bucks County IDA, Grand View Hospital Project, 5.00%, 7/1/27  475 481
Cumberland County Municipal Auth., Asbury Obligated Group,
4.50%, 1/1/36 (3) 4,005 3,975
Geisinger Auth., Geisinger Health System Obligated Group,
5.00%, 4/1/35  2,745 2,880
Lehigh County, St. Luke Unv . Health Network Project, Series A,
5.00%, 8/15/36  4,000 4,369
Pennsylvania, GO, 3.00%, 9/15/35  3,750 3,458
Pennsylvania, GO, 3.00%, 9/15/36  1,700 1,540
Pennsylvania Economic DFA, 5.00%, 12/31/38 (2) 2,900 2,900
Pennsylvania Economic DFA, Waste Management Project,
VRDN, 4.25%, 7/1/41 (Tender 7/1/27) (2) 3,515 3,539
Pennsylvania Housing Fin. Agency, Series 125B, 3.65%,
10/1/42  5,330 4,855
Pennsylvania Housing Fin. Agency, Series 153A, 3.75%, 4/1/35  3,085 3,039
Pennsylvania Housing Fin. Agency, Series 153A, 3.85%, 4/1/36  1,365 1,342
Pennsylvania Housing Fin. Agency, Series 153A, 4.00%,
10/1/37  2,700 2,636
Pennsylvania Housing Fin. Agency, Series 153A, 4.05%, 4/1/38  3,770 3,710
Pennsylvania Housing Fin. Agency, Series 153A, 4.10%,
10/1/38  2,480 2,446
Pennsylvania Housing Fin. Agency, Series 2015-117B, 3.90%,
10/1/35  3,000 2,997
Pennsylvania Housing Fin. Agency, Series 2022, 4.15%,
10/1/42  2,255 2,142
Pennsylvania State Univ., Series A, 5.00%, 9/1/37  3,145 3,486

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Pennsylvania State Univ., Series A, 5.00%, 9/1/38  4,275 4,704
Pennsylvania State Univ., Series A, 5.00%, 9/1/39  1,000 1,092
Pennsylvania, Bid Group C, GO, 4.00%, 9/1/42  5,000 4,803
Philadelphia Airport, Private Activity, 4.00%, 7/1/41 (2)(7) 1,000 943
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/36 (7) 2,000 2,124
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/37 (7) 1,605 1,695
Philadelphia Hosp. & Higher EFA,Temple Univ. Health System,
5.00%, 7/1/29  400 403
Philadelphia IDA, The Children’s Hosp. of Philadelphia Project,
Series B-1, VRDN, 3.00%, 7/1/54  4,755 4,755
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/31 (7) 9,460 9,512
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/32 (7) 10,000 10,053
99,509
PUERTO RICO  5.9%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (12) 38,465 27,406
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (3) 6,450 6,709
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (3) 7,470 7,838
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/28 (3) 4,370 4,503
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/33 (3) 13,455 14,215
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  12,700 9,220
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  19,796 19,795
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  3,200 3,172
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  9,528 9,311
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  2,757 2,583
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  3,166 3,228
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  19,854 20,963
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  49,272 53,169
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (9)
(10) 130 95

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (9)(10) 170 124
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (9)(10) 500 364
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (9)
(10) 630 458
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (9)
(10) 2,380 1,731
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (9)
(10) 830 604
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (9)
(10) 985 717
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (9)
(10) 130 95
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (9)
(10) 70 51
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (9)
(10) 6,525 4,747
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (9)
(10) 535 389
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (9)
(10) 215 156
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (9)
(10) 610 444
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (9)
(10) 480 349
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (9)
(10) 150 109
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (9)
(10) 265 193
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (9)
(10) 190 138
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (9)
(10) 1,890 1,375
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (9)
(10) 530 386
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (9)
(10) 225 164
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  4,420 4,405
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  3,191 3,159
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  47,306 36,923
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  55,475 54,165

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-2-
Converted, 4.329%, 7/1/40  14,332 13,994
307,447
RHODE ISLAND  0.0%
Central Falls Detention Fac., 7.25%, 7/15/35 (9)(10) 980 382
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/26  1,630 1,631
2,013
SOUTH CAROLINA  1.3%
Charleston Waterworks & Sewer System Revenue, Series A,
4.00%, 1/1/41  2,750 2,609
Lexington County Health Services Dist., Lexington Medical
Center, 5.00%, 11/1/29  3,010 3,078
Medical Univ. Hosp. Auth., Nexton Project, 5.25%, 5/15/36  400 435
Medical Univ. Hosp. Auth., Nexton Project, 5.25%, 11/15/36  300 325
Medical Univ. Hosp. Auth., Nexton Project, 5.25%, 5/15/38  425 458
Medical Univ. Hosp. Auth., Nexton Project, 5.25%, 11/15/38  400 430
Medical Univ. Hosp. Auth., Nexton Project, 5.25%, 5/15/39  400 429
Medical Univ. Hosp. Auth., Nexton Project, 5.25%, 11/15/39  450 481
Medical Univ. Hosp. Auth., Nexton Project, 5.25%, 5/15/40  500 534
Medical Univ. Hosp. Auth., Nexton Project, 5.25%, 11/15/40  515 549
Medical Univ. Hosp. Auth., Nexton Project, 5.25%, 5/15/41  600 638
South Carolina Jobs-Economic Dev. Auth., Bon Secours Mercy
Health, Series A, 5.25%, 11/1/42  1,930 2,083
South Carolina Jobs-Economic Dev. Auth., Int'l. Paper
Company Project, Series A, 3.95%, 4/1/33 (2) 1,000 1,006
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/32  7,185 7,383
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/34  8,370 8,577
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  1,135 1,161
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/36  5,670 5,794
South Carolina Public Service Auth., Series A, 5.00%, 12/1/43  1,250 1,321
South Carolina Public Service Auth., Series A, 5.00%, 12/1/45  1,800 1,884
South Carolina Public Service Auth., Series B, 5.00%, 12/1/44  3,250 3,417
South Carolina Public Service Auth., Santee Cooper, Series A,
5.00%, 12/1/37  3,000 3,263
South Carolina Public Service Auth., Santee Cooper, Series B,
5.00%, 12/1/39  2,130 2,279
South Carolina Public Service Auth., Santee Cooper, Series B,
5.00%, 12/1/42 (7) 305 325

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
South Carolina Public Service Auth., Santee Cooper, Series C,
5.25%, 12/1/38 (7) 2,315 2,504
South Carolina Public Service Auth., Santee Cooper, Series E,
5.25%, 12/1/36 (7) 4,345 4,751
South Carolina Public Service Auth., Santee Cooper, Series E,
5.25%, 12/1/38 (7) 6,725 7,274
South Carolina Public Service Auth., Santee Cooper, Series E,
5.50%, 12/1/39  730 794
South Carolina Public Service Auth., Santee Cooper, Series E,
5.50%, 12/1/41  1,390 1,503
Spartanburg Regional Health Services Dist., 5.00%, 4/15/34  3,015 3,232
68,517
SOUTH DAKOTA  0.2%
Lincoln County, Augustana Univ. Assn., 5.00%, 8/1/33  500 517
Lincoln County, Augustana Univ. Assn., 5.00%, 8/1/34  1,085 1,117
Lincoln County, Augustana Univ. Assn., 5.00%, 8/1/35  1,150 1,178
Lincoln County, Augustana Univ. Assn., 5.25%, 8/1/36  1,225 1,272
Lincoln County, Augustana Univ. Assn., 5.25%, 8/1/37  2,400 2,479
Lincoln County, Augustana Univ. Assn., 5.25%, 8/1/38  2,625 2,685
9,248
TENNESSEE  1.6%
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/26  1,000 1,000
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/27  1,050 1,050
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/28  1,000 1,000
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/29  1,000 1,000
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/29  1,570 1,619
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/35  2,925 2,988
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/37  10,630 10,816
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 4.00%, 7/1/40  5,445 5,061
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36  3,465 3,532
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/35 (1) 600 648
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/36 (1) 450 483
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/37 (1) 800 854

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/38 (1) 850 903
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/39 (1) 800 844
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/40 (1) 825 867
Metropolitan Gov't. of Nashville-Davidson County, Water &
Sewer Revenue, 5.00%, 7/1/38  4,950 5,380
Metropolitan Gov't. of Nashville-Davidson County, Water &
Sewer Revenue, 5.00%, 7/1/40  3,435 3,690
Metropolitan Gov't. of Nashville-Davidson County, Water &
Sewer Revenue, 5.00%, 7/1/41  3,225 3,447
Metropolitan Gov't. of Nashville-Davidson County, Water &
Sewer Revenue, 5.00%, 7/1/42  2,000 2,130
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, 5.00%, 7/1/31  6,780 7,251
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/33  10,000 10,854
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/36 (2) 2,000 2,171
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/37 (2) 2,000 2,155
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/38 (2) 1,525 1,628
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/42 (2) 4,750 4,974
Tennessee Energy Acquisition, Series A, VRDN, 5.00%, 5/1/52
(Tender 11/1/31)  7,550 7,865
84,210
TEXAS  10.7%
Arlington Higher Ed. Fin., Harmony Public School, 5.00%,
2/15/38  1,000 1,052
Arlington Higher Ed. Fin., Kipp Texas, 2.00%, 8/15/41  2,325 1,556
Arlington Higher Ed. Fin., Lifeschool of Dallas, Series A, 5.00%,
8/15/33 (5) 505 546
Arlington Higher Ed. Fin., Lifeschool of Dallas, Series A, 5.00%,
8/15/34 (5) 1,785 1,935
Arlington Higher Ed. Fin., Lifeschool of Dallas, Series A, 5.00%,
8/15/35 (5) 2,100 2,278
Arlington Special Tax Revenue, Senior Lien, Series A, 5.00%,
2/15/35 (7) 2,500 2,557
Austin Airport System Revenue, 5.00%, 11/15/42 (2) 2,500 2,607
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/31 (2) 1,550 1,556
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/33 (2) 1,130 1,134
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/37 (2) 3,730 3,836

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/30  2,455 2,460
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/31  1,800 1,803
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/33  2,450 2,452
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/34  1,000 1,001
Bexar Management And Dev., Miller's Pond Apartments, VRDN,
2.65%, 3/1/29 (Tender 3/1/28)  1,000 990
Board of Regents of the Univ. of Texas System, Series A,
4.00%, 8/15/40  2,700 2,655
Board of Regents of the Univ. of Texas System, Series A,
5.00%, 8/15/43  2,310 2,485
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/37  1,640 1,637
Central Texas Turnpike System, Series A, 3.00%, 8/15/40  3,550 2,882
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/36  16,325 17,699
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/42  4,020 4,208
Clifton Higher Ed. Fin., Idea Public Schools, 5.00%, 8/15/30  1,000 1,075
Clifton Higher Ed. Fin., Idea Public Schools, 5.00%, 8/15/31  2,250 2,440
Clifton Higher Ed. Fin., Idea Public Schools, 5.00%, 8/15/36  1,500 1,628
Clifton Higher Ed. Fin., Idea Public Schools, 5.00%, 8/15/38  1,110 1,176
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 5.00%,
2/15/35  3,275 3,556
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 5.00%,
2/15/36  8,000 8,637
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 5.00%,
2/15/37  10,980 11,775
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 5.00%,
2/15/39  2,295 2,429
Conroe Independent School Dist., GO, 5.00%, 2/15/43  5,000 5,310
Cypress-Fairbanks Independent School Dist., Series A, GO,
5.00%, 2/15/38  2,805 3,050
Dallas Fort Worth Int'l. Airport, Series A-1, 5.00%, 11/1/31 (2) 3,520 3,782
Dallas Fort Worth Int'l. Airport, Series A-1, 5.00%, 11/1/36 (2) 4,505 4,816
Dallas Fort Worth Int'l. Airport, Series A-2, VRDN, 5.00%,
11/1/50 (Tender 11/1/29) (2) 2,500 2,621
Dallas Independent School Dist., Series B, GO, 5.00%, 2/15/42  4,300 4,579
Dallas Independent School Dist., Series B, GO, 5.00%, 2/15/44  5,000 5,294
Dallas/Fort Worth Int'l. Airport, Series A-1, 5.00%, 11/1/35 (2) 4,750 5,113
Dallas/Fort Worth Int'l. Airport, Series A-1, 5.25%, 11/1/37 (2) 8,300 9,017
Dallas/Fort Worth Int'l. Airport, Series A-1, 5.25%, 11/1/38 (2) 6,100 6,582
Dallas/Fort Worth Int'l. Airport, Series A-1, 5.25%, 11/1/39 (2) 3,450 3,697

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Dallas/Fort Worth Int'l. Airport, Series A-2, VRDN, 5.00%,
11/1/50 (Tender 11/1/32) (2) 8,350 8,933
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/37  1,000 1,082
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/38  655 704
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/39  850 907
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/40  2,625 2,789
Denton, GO, 4.00%, 2/15/42  4,000 3,804
Denton Independent School Dist., GO, 1.75%, 8/15/36  8,595 6,623
Denton Independent School Dist., GO, 5.00%, 8/15/36  1,610 1,758
Denton Independent School Dist., GO, 5.00%, 8/15/41  7,050 7,462
Denton Independent School Dist., Series A, GO, 5.00%,
8/15/38  2,420 2,647
Fort Bend Independent School Dist., Series A, GO, 5.00%,
8/15/41  3,280 3,484
Georgetown Independent School Dist., GO, 5.00%, 2/15/38  2,390 2,596
Georgetown Independent School Dist., GO, 5.50%, 2/15/36  5,095 5,851
Georgetown Independent School Dist., GO, 5.50%, 2/15/38  6,495 7,358
Grand Parkway Transportation, Tela Supported, Series A,
5.00%, 10/1/34  8,495 8,724
Harris County, GO, 5.00%, 9/15/42  1,000 1,057
Harris County, Series A, GO, 5.00%, 9/15/42  3,410 3,608
Harris County Cultural Ed. Fac. Fin., Houston Methodist,
Series A, 5.00%, 12/1/31  6,000 6,503
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, Series A, 5.00%, 7/1/34  2,765 3,038
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, Series A, 5.00%, 7/1/36  12,500 13,790
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, Series B, 5.00%, 7/1/31  5,000 5,400
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
System, Series B, 5.00%, 7/1/39  4,325 4,614
Harris County Hosp. Dist., GO, 5.00%, 2/15/42  3,050 3,264
Harris County Hosp. Dist., Series 2025, GO, 5.00%, 2/15/43  7,080 7,514
Harris County Hosp. Dist., Series 2026, GO, 5.00%, 2/15/43  3,500 3,735
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
5.00%, 12/1/34  1,250 1,293
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
5.00%, 12/1/35  1,590 1,637
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
5.00%, 12/1/36  2,155 2,206
Houston Airport, Series A, 5.00%, 7/1/41 (2) 2,500 2,530
Houston Airport, Series C, 5.00%, 7/1/32 (2) 2,645 2,718
Houston Airport System Revenue, Series A, 5.25%, 7/1/36 (2) 1,000 1,105
Houston Airport System Revenue, United Airlines Terminal
Improvement Projects, Series B, 5.25%, 7/15/27 (2) 5,000 5,072

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Houston Airport System Revenue, United Airlines Terminal
Improvement Projects, Series B, 5.25%, 7/15/28 (2) 5,000 5,136
Houston Airport System Revenue, United Airlines Terminal
Improvement Projects, Series B, 5.25%, 7/15/29 (2) 1,500 1,555
Houston Airport, Subordinate Lien, Series A, 5.25%, 7/1/40 (2)
(7) 5,000 5,289
Houston Airport, United Airlines, Series B, 5.50%, 7/15/35 (2) 9,150 9,932
Houston Airport, United Airlines, Series B-1, 4.00%, 7/15/41 (2) 4,000 3,659
Houston Airport, United Airlines, Terminal E, 5.00%, 7/1/29 (2) 6,425 6,431
Houston Higher Ed. Fin., Kipp , Series A, 4.00%, 2/15/39  2,915 2,764
Houston Hotel Occupancy Tax & Special Revenue, Series A,
5.00%, 9/1/41  1,700 1,809
Houston Hotel Occupancy Tax & Special Revenue, Series A,
5.00%, 9/1/42  1,250 1,325
Houston Hotel Occupancy Tax & Special Revenue, Series A,
5.00%, 9/1/43  1,715 1,811
Houston Hotel Occupancy Tax & Special Revenue, Series A,
5.00%, 9/1/44  1,275 1,341
Lower Colorado River Auth., LCRA Transmission Services
Project, Series A, 5.00%, 5/15/41 (7) 4,250 4,512
Lower Colorado River Auth., LCRA Transmission Services
Project, Series A, 5.25%, 5/15/40  2,265 2,407
Mansfield Independent School Dist., GO, 5.00%, 2/15/38  7,570 8,290
Mission Economic Dev., Graphic Packaging International,
VRDN, 5.00%, 12/1/64 (Tender 6/1/30) (2) 2,450 2,528
Mission Economic Dev., Natgasoline , Series B, 4.625%,
10/1/31 (2)(3) 9,255 9,261
Mission Economic Dev., Sustainable Bonds, Graphic Packaging
Int'l., VRDN, 5.00%, 12/1/64 (Tender 6/1/30) (2) 4,670 4,819
Mission Economic Dev., Waste Management Project, VRDN,
3.25%, 11/1/48 (Tender 7/1/27) (2) 7,700 7,689
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/26  2,045 2,047
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/27  2,145 2,148
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/29  780 781
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/30  835 836
New Hope Cultural Ed. Fac. Fin., Children's Health Systems of
Texas, Series A, 5.00%, 8/15/39  2,505 2,688
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/37  590 648
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/38  15,055 15,493
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/43  2,825 2,859
North Texas Tollway Auth., 1st Tier, Series A, 5.25%, 1/1/38  1,200 1,289
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/33  3,910 3,939
Northside Independent School Dist., GO, 4.00%, 8/15/38  845 846
Northside Independent School Dist., Series B, GO, VRDN,
3.10%, 8/1/53 (Tender 8/1/29) (5) 5,000 4,986

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Permanent Univ. Fund - Univ. of Texas System, Series A,
5.00%, 7/1/40  8,775 9,377
Permanent Univ. Fund - Univ. of Texas System, Series A,
5.00%, 7/1/44  4,815 5,116
Permanent Univ. Fund - Univ. of Texas System, Series A,
5.25%, 7/1/37  3,795 4,355
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
2.00%, 1/1/27 (2)(3) 550 541
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
2.125%, 1/1/28 (2)(3) 525 497
Prosper Independent School Dist., GO, 3.00%, 2/15/40  3,935 3,382
Prosper Independent School Dist., GO, 5.00%, 2/15/36  5,000 5,523
San Angelo Independent School Dist., GO, 5.00%, 2/15/41  2,000 2,123
San Antonio Electric & Gas Systems Revenue, VRDN, 1.125%,
12/1/45 (Tender 12/1/26)  2,255 2,236
Spring Independent School Dist., GO, 5.00%, 8/15/39  5,315 5,758
Spring Independent School Dist., GO, 5.25%, 8/15/42  2,220 2,413
Tarrant County Cultural Ed. Fac. Fin., Series A, 5.00%, 11/15/38  3,465 3,747
Tarrant County Cultural Ed. Fac. Fin., Baylor Scott & White
Health Project, Series E, 5.00%, 11/15/39  2,285 2,456
Tarrant County Cultural Ed. Fac. Fin., Baylor Scott & White
Health Project, Series E, 5.00%, 11/15/40  5,630 6,021
Tarrant County Cultural Ed. Fac. Fin., Baylor Scott & White
Health Project, Series E, 5.00%, 11/15/43  2,020 2,134
Tarrant County Cultural Ed. Fac. Fin., Baylor Scott & White
Helath Project, 5.50%, 11/15/47  3,250 3,425
Tarrant County Cultural Ed. Fac. Fin., Methodist Hosp. of Dallas
Project, Series A, VRDN, 2.90%, 10/1/41  2,200 2,200
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources,
Series A, 5.00%, 2/15/34  3,615 3,618
Texas, GO, 5.00%, 10/1/39  5,000 5,451
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  5,700 5,766
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  14,000 14,605
Texas Municipal Gas Acquisition & Supply V, VRDN, 5.00%,
1/1/55 (Tender 1/1/34)  13,325 13,810
Texas Municipal Gas Acquisition & Supply VI, 5.00%, 1/1/32  1,000 1,039
Texas Municipal Gas Acquisition & Supply VI, Series A, 5.25%,
3/1/37 (5) 5,700 5,993
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/35  1,500 1,558
Texas Transportation Commission, Mobility Fund, Series A, GO,
5.00%, 10/1/33  4,500 4,590
Texas Transportation Commission, Mobility Fund, Series B,
GO, 5.00%, 10/1/33  19,495 19,884

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Texas Transportation Commission, Mobility Fund, Series B,
GO, 5.00%, 10/1/34  18,475 18,824
Texas Transportation Fin., Series A, 5.00%, 10/1/39  2,180 2,359
557,631
UTAH  2.5%
Mida Mountain Village Public Infrastructure Dist., Series 2,
5.50%, 6/15/39 (3) 1,725 1,771
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/36  1,000 980
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/32 (2) 3,925 3,976
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/31 (2) 3,500 3,600
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/32 (2) 4,175 4,287
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/35 (2) 6,500 6,642
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/33 (2) 6,110 6,483
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/35 (2) 11,070 11,658
Salt Lake City Airport, Series 2023A, 5.00%, 7/1/34 (2) 5,000 5,388
Salt Lake City Airport, Series A, 4.00%, 7/1/41 (1)(2) 10,435 9,767
Salt Lake City Airport, Series A, 5.00%, 7/1/30 (2) 3,370 3,419
Salt Lake City Airport, Series A, 5.00%, 7/1/31 (2) 2,560 2,595
Salt Lake City Airport, Series A, 5.00%, 7/1/33 (2) 5,050 5,179
Salt Lake City Airport, Series A, 5.00%, 7/1/34 (2) 4,700 4,969
Salt Lake City Airport, Series A, 5.00%, 7/1/35 (2) 2,325 2,350
Salt Lake City Airport, Series A, 5.00%, 7/1/36 (2) 9,125 9,307
Salt Lake City Airport, Series A, 5.00%, 7/1/38 (2) 5,665 5,757
Salt Lake City Airport, Series A, 5.00%, 7/1/43 (2) 7,810 7,885
Salt Lake City Airport, Series A, 5.00%, 7/1/46 (2) 20,100 20,368
Utah City West Public Infrastructure Dist. No. 1, 5.00%,
12/1/36 (3) 1,550 1,580
Utah City West Public Infrastructure Dist. No. 1, 5.00%,
12/1/41 (3) 2,400 2,409
Utah Housing, VRDN, 2.65%, 3/1/45 (Tender 3/1/29)  2,500 2,460
Utah Municipal Power Agency, Series A, 5.00%, 7/1/43  3,425 3,647
Utah Municipal Power Agency, Series A, 5.00%, 7/1/44  3,000 3,183
Vineyard Redev . Agency, 4.00%, 5/1/36 (7) 250 253
Vineyard Redev . Agency, 4.00%, 5/1/39 (7) 225 221
130,134
VIRGINIA  6.5%
Alexandria, Series A, GO, 1.75%, 12/15/35  7,160 5,661
Alexandria, Series A, GO, 1.875%, 12/15/36  7,160 5,580
Arlington County, GO, 5.00%, 6/15/38  4,585 4,935
Arlington County, GO, 5.00%, 6/15/39  2,040 2,181
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/33  3,080 3,252
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/34  2,565 2,699
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35  1,000 1,049

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  21,180 22,323
Chesterfield County Economic Dev. Auth., County Mobility
Projects, 5.00%, 4/1/42  1,905 2,036
Chesterfield County Economic Dev. Auth., County Mobility
Projects, 5.00%, 4/1/43  1,490 1,585
Fairfax County, Series A, GO, 2.00%, 10/1/39  12,225 8,893
Fairfax County, Series A, GO, 4.00%, 10/1/38  5,000 5,021
Fairfax County, Series A, GO, 4.00%, 10/1/41  4,000 3,918
Fairfax County, Series A, GO, 5.00%, 10/1/37  5,000 5,451
Fairfax County IDA, Inova Health, 3.50%, 5/15/39  5,890 5,523
Fairfax County IDA, Inova Health, 4.00%, 5/15/42  4,400 4,203
Fairfax County IDA, Inova Health, 5.00%, 5/15/32  10,000 10,953
Fairfax County IDA, Inova Health, 5.00%, 5/15/36  2,850 3,069
Fairfax County IDA, Inova Health, 5.00%, 5/15/37  2,500 2,677
Fairfax County IDA, Inova Health, Series B-2, VRDN, 5.00%,
5/15/57 (Tender 5/15/30)  7,500 7,961
Fairfax County Redev . & Housing Auth., Dominion Square
North Project, VRDN, 5.00%, 1/1/45 (Tender 1/1/28)  3,875 3,939
Fairfax County Redev . & Housing Auth., Wedgewood Affordable
Housing, 5.00%, 10/1/34  3,715 3,880
Falls Church, Series B, GO, 3.00%, 7/15/45  2,025 1,635
Farmville IDA, Convocation Center Project, Series AG, 5.375%,
7/1/53 (Tender 7/1/43) (7) 2,955 3,075
Halifax County IDA, Virginia Electric & Power Company Project,
Series A, VRDN, 3.80%, 12/1/41 (Tender 5/28/27)  7,665 7,714
Henrico County, Public Improvement, GO, 3.25%, 8/1/34  2,840 2,709
Loudoun County, Series A, GO, 5.00%, 12/1/41  3,030 3,235
Loudoun County Economic Dev. Auth., Series A, 5.00%,
12/1/43  1,000 1,072
Loudoun County Economic Dev. Auth., Public facilities,
Series A, 3.00%, 12/1/37  5,000 4,449
Loudoun County Economic Dev. Auth., Public facilities,
Series A, 5.00%, 12/1/38  2,055 2,254
Loudoun County Economic Dev. Auth., Public facilities,
Series A, 5.00%, 12/1/39  3,365 3,664
Loudoun County Economic Dev. Auth., Public facilities,
Series A, 5.00%, 12/1/40  2,960 3,208
Loudoun County Economic Dev. Auth., Public facilities,
Series A, 5.00%, 12/1/42  2,835 3,051
Lynchburg Economic Dev. Auth., Centra Health Obligated
Group, Series A, 5.00%, 1/1/41  2,125 2,223
Lynchburg Economic Dev. Auth., Centra Health Obligated
Group, Series A, 5.25%, 1/1/44  4,315 4,575

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Lynchburg Economic Dev. Auth., Centra Health Obligated
Group, Series A, 5.25%, 1/1/45  4,000 4,223
Lynchburg Economic Dev. Auth., Centra Health Obligated
Group, Series C, 5.00%, 1/1/36  5,000 5,445
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 5.00%,
7/1/47  4,335 4,637
Virginia Beach, Series A, GO, 4.00%, 2/1/41  7,160 7,070
Virginia College Building Auth., 21st Century College &
Equipment Programs, 5.00%, 2/1/40  2,035 2,155
Virginia College Building Auth., 21st Century College &
Equipment Programs, 5.00%, 2/1/41  3,050 3,230
Virginia College Building Auth., 21st Century College &
Equipment Programs, 5.25%, 2/1/41  5,160 5,500
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/41  13,345 12,960
Virginia HDA, Series G-2, 3.80%, 1/1/36  2,000 1,965
Virginia HDA, Series G-2, 3.85%, 7/1/36  1,435 1,408
Virginia HDA, Series G-2, 3.90%, 1/1/37  2,095 2,015
Virginia HDA, Series G-2, 3.95%, 7/1/37  2,235 2,136
Virginia HDA, Series G-2, 4.00%, 1/1/38  1,100 1,079
Virginia HDA, Series H, 3.55%, 7/1/34  1,000 967
Virginia HDA, Series H, 3.95%, 7/1/37  1,650 1,577
Virginia HDA, Series J, VRDN, 2.80%, 1/1/57 (Tender 6/1/27)  5,000 4,991
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/38  600 652
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/40  1,600 1,724
Virginia Public Building Auth., Series A, 5.00%, 8/1/45  3,000 3,181
Virginia Public School Auth., 5.00%, 8/1/38  3,425 3,796
Virginia Public School Auth., 5.00%, 8/1/40  2,125 2,301
Virginia Public School Auth., 5.00%, 8/1/42  2,220 2,389
Virginia Public School Auth., 5.00%, 8/1/43  1,880 2,019
Virginia Resources Auth., Series A, 5.00%, 11/1/41  2,220 2,418
Virginia Resources Auth., Series B, 5.00%, 11/1/38  2,150 2,369
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/30 (2) 2,000 2,017
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/32 (2) 2,940 2,939
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/32 (2) 8,165 8,138
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/33 (2) 1,250 1,243
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/33 (2) 4,380 4,346

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/34 (2) 5,000 4,928
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/35 (2) 4,815 4,721
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/35 (2) 4,125 4,027
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/36 (2) 2,500 2,423
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/37 (2) 13,625 13,103
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/38 (2) 3,000 2,853
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/39 (2) 1,250 1,172
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/40 (2) 1,250 1,174
Virginia Small Business Fin. Auth., I-495 Hot Lanes, 5.00%,
6/30/38 (2) 830 856
Virginia Small Business Fin. Auth., I-495 Hot Lanes, 5.00%,
12/31/39 (2) 1,000 1,024
Virginia Small Business Fin. Auth., I-95 Express Lanes, 4.00%,
7/1/40 (2) 2,050 1,938
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/32 (2) 6,225 6,588
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/33 (2) 1,945 2,053
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/33 (2) 5,000 5,270
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/34 (2) 3,000 3,132
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/35 (2) 4,540 4,716
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/36 (2) 2,250 2,335
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/37 (2) 2,200 2,272
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/37 (2) 6,670 6,878
Virginia Small Business Fin. Auth., Senior Lien Elizabeth River
Crossing, 4.00%, 1/1/31 (2) 2,955 2,964
Virginia Small Business Fin. Auth., Senior Lien Elizabeth River
Crossing, 4.00%, 7/1/31 (2) 805 806
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/30  250 250

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
York County Economic Dev. Auth., Electric & Power Company
Project, VRDN, 3.65%, 5/1/33 (Tender 10/1/27)  4,460 4,492
340,518
WASHINGTON  4.6%
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/41  11,000 11,028
Energy Northwest, Columbia Generating Station, Series 2023-
A, 5.00%, 7/1/39  13,880 14,819
Energy Northwest, Columbia Generating Station, Series 2024-
A, 5.00%, 7/1/39  1,270 1,367
Energy Northwest, Columbia Generating Station, Series 2025-
A, 5.00%, 7/1/38  4,500 4,940
Energy Northwest, Columbia Generating Station, Series 2025-
A, 5.00%, 7/1/43  10,000 10,730
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/38  2,895 3,111
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/40  7,000 7,500
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/43  14,805 15,795
Energy Northwest, Project 3, Series A, 5.00%, 7/1/39  6,340 6,903
King County, GO, 5.00%, 12/1/38  2,670 2,893
King County, GO, 5.00%, 12/1/40  2,455 2,654
King County, Series B, GO, 5.00%, 12/1/42  1,410 1,521
King County, Series B, GO, 5.00%, 12/1/43  3,690 3,973
King County, Series B, GO, 5.00%, 12/1/44  2,915 3,127
Port of Seattle, Series C, 5.00%, 8/1/37 (2) 10,605 11,064
Port of Seattle, Intermediate Lien, 5.00%, 8/1/29 (2) 8,610 9,056
Port of Seattle, Intermediate Lien, 5.00%, 4/1/32 (2) 2,870 2,983
Port of Seattle, Intermediate Lien, 5.00%, 4/1/36 (2) 1,565 1,613
Port of Seattle, Intermediate Lien, 5.00%, 4/1/44 (2) 1,500 1,519
Port of Seattle, Intermediate Lien, Series B, 5.00%, 7/1/36 (2) 4,375 4,692
Seattle Municipal Light & Power Revenue, Series A, 5.00%,
3/1/42  4,950 5,243
Washington, Series A, GO, 5.00%, 8/1/42  5,000 5,222
Washington, Series B, GO, 5.00%, 6/1/39  14,945 16,038
Washington, Series B, GO, 5.00%, 2/1/40  10,190 10,873
Washington, Series B, GO, 5.00%, 6/1/40  1,900 2,030
Washington, Series C, GO, 5.00%, 2/1/48  15,000 15,691
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/38 (1)(3) 1,500 1,573
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/39 (1)(3) 1,240 1,292

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Washington State Housing Fin. Commission, Blakeley and
Laurel Villages, Series A, 5.00%, 7/1/45 (1)(3) 1,400 1,420
Washington, Bid Group 1, Series 2024A, GO, 5.00%, 8/1/39  9,000 9,662
Washington, Bid Group 2, Series 2025A, GO, 5.00%, 8/1/44  3,710 3,931
Washington, Bid Group 3, Series B, GO, 5.00%, 2/1/45  10,000 10,457
Washington, Motor Vehicle Fuel Tax & Vehicle Related Fees,
Series D, GO, 5.00%, 6/1/43  5,000 5,358
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/34  15,540 15,840
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/42  2,000 2,044
Washington, Various Purpose, Series R-2017A, GO, 5.00%,
8/1/33 ( Prerefunded 8/1/26)  4,500 4,500
Washington, Various Purpose, Series R-2017A, GO, 5.00%,
8/1/34 ( Prerefunded 8/1/26)  5,000 5,000
237,462
WEST VIRGINIA  0.2%
West Virginia Hosp. Fin. Auth., Univ. Health System Obligated
Group, Series A, 5.00%, 6/1/39  1,225 1,287
West Virginia Hosp. Fin. Auth., Univ. Health System Obligated
Group, Series A, 5.00%, 6/1/40  1,900 1,984
West Virginia Hosp. Fin. Auth., Univ. Health System Obligated
Group, Series A, 5.00%, 6/1/42  1,975 1,988
West Virginia Hosp. Fin. Auth., Univ. Health System Obligated
Group, Series B, VRDN, 5.00%, 6/1/55 (Tender 6/1/33)  3,060 3,262
8,521
WISCONSIN  0.8%
PFA, Kawa Fund, Series 1, Class A, VRDN, 3.625%, 6/15/63
(Tender 6/15/31)  4,665 4,622
PFA, PRG - Oxford Properties Project, Series A, 5.00%,
7/1/34 (1) 200 216
PFA, PRG - Oxford Properties Project, Series A, 5.00%,
7/1/35 (1) 250 268
PFA, PRG - Oxford Properties Project, Series A, 5.00%,
7/1/36 (1) 350 373
PFA, PRG - Oxford Properties Project, Series A, 5.00%,
7/1/37 (1) 300 318
PFA, PRG - Oxford Properties Project, Series A, 5.00%,
7/1/38 (1) 300 316
PFA, PRG - Oxford Properties Project, Series A, 5.00%,
7/1/39 (1) 300 313
PFA, PRG - Oxford Properties Project, Series A, 5.00%,
7/1/40 (1) 200 208
Wisconsin, Series 2025-2, GO, 5.00%, 5/1/38  3,000 3,297
Wisconsin, Series B, GO, 5.00%, 5/1/36  4,000 4,451
Wisconsin, Series B, GO, 5.00%, 5/1/39  10,035 10,675

T. ROWE PRICE Intermediate Municipal Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Wisconsin DOT, Series 1, 5.00%, 7/1/38  3,915 4,323
Wisconsin HEFA, Ascension Health, Series A, 4.00%, 11/15/35  300 300
Wisconsin HEFA, Benevolent, 5.00%, 6/1/33  410 432
Wisconsin HEFA, Benevolent, 5.00%, 6/1/34  435 458
Wisconsin HEFA, Benevolent, 5.00%, 6/1/35  680 716
Wisconsin HEFA, Benevolent, 5.00%, 6/1/40  1,030 1,050
Wisconsin HEFA, Wisconsin Museum of Nature & Culture,
6.50%, 11/1/36 (3) 5,000 5,090
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series D, 3.50%, 3/1/34  1,275 1,236
Wisconsin Housing & Economic Dev. Auth. Home Ownership
Revenue, Series D, 3.60%, 3/1/35  1,000 966
Wisconsin PFA, Mary's Woods at Marylhurst , 5.00%,
5/15/27 (3) 1,950 1,963
Wisconsin PFA, Mary's Woods at Marylhurst , 5.00%,
5/15/31 (3) 1,220 1,225
42,816
SHORT-TERM INVESTMENTS 0.0%
MONEY MARKET FUNDS  0.0%
T. Rowe Price Government Reserve Fund, 3.72% (13)(14) 10 10
Total Short-Term Investments (Cost $10) 10
Total Investments in Securities  99.7%
(Cost $5,221,662) $ 5,188,416
Other Assets Less Liabilities 0.3% 16,532
Net Assets 100.0% $ 5,204,948
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Insured by Build America Mutual Assurance Company
(2) Interest subject to alternative minimum tax.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $171,785 and represents 3.3% of net assets.
(4) Prerefunded date is used in determining portfolio maturity.
(5) When-issued security
(6) Insured by National Public Finance Guarantee Corporation
(7) Insured by Assured Guaranty Incorporated
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.

T. ROWE PRICE Intermediate Municipal Bond Fund

.
.
.
.
.
.
.
.
.
.
(9) Non-income producing
(10) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(11) Level 3 in fair value hierarchy.
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(13) Seven-day yield
(14) Affiliated Companies
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EFA Educational Facility Authority
GO General Obligation
PIK Payment-in-kind
HCFFA Health Care Facilities Financing Authority
HDA Housing Development Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
RAC Revenue Anticipation Certificate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Intermediate Municipal Bond Fund

VRTR Variable Rate Trust Receipt is a synthetic variable rate instrument which entitles the holder to sell the security to the issuer or its agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity;
rate shown is effective rate at period-end; and maturity date shown is final maturity. Certain VRTR rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Intermediate Municipal Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.72% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
7/31/26
T. Rowe Price Government
Reserve Fund, 3.72% $ 9  ¤  ¤ $ 10^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $10.

T. ROWE PRICE Intermediate Municipal Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Intermediate
Municipal Bond Fund (the fund), formerly Summit Municipal Intermediate
Fund is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Intermediate Municipal Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length

T. ROWE PRICE Intermediate Municipal Bond Fund

transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 5,188,406 $ — $ 5,188,406
Short-Term Investments 10 — — 10
Total $ 10 $ 5,188,406 $ — $ 5,188,416

T. ROWE PRICE Intermediate Municipal Bond Fund

existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F83-054Q3 07/26